UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-04661

Exact name of registrant as specified in charter:	Prudential Global Total Return Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2011

Date of reporting period:	4/30/2011

Item 1 – Reports to Stockholders

SEMIANNUAL REPORT	APRIL 30, 2011

Prudential Global Total Return Fund, Inc.

Fund Type Global bond Objective Total return made up of current income and capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2011, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, the Prudential logo, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

To enroll in e-delivery, go to www.prudentialfunds.com/edelivery

June 15, 2011

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. Semiannual reports are interim statements furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial professional.

Thank you for choosing the Prudential Investments® family of mutual funds.

Sincerely,

Judy A. Rice, President

Prudential Global Total Return Fund, Inc.

Prudential Global Total Return Fund, Inc.	1

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The maximum initial sales charge is 4.50% (Class A shares). Gross operating expenses: Class A, 1.47%; Class B, 2.17%; Class C, 2.17%; Class Z, 1.17%. Net operating expenses: Class A, 1.35%; Class B, 2.10%; Class C, 1.95%; Class Z, 1.10%, after contractual and voluntary reduction. The distribution fees for Class A shares are contractually reduced through 2/29/2012. The distribution fees for Class C shares are contractually reduced through 2/28/2011.

Cumulative Total Returns (Without Sales Charges) as of 4/30/11
	Six Months	One Year	Five Years	Ten Years
Class A	3.67%	16.66%	53.36%	95.12%
Class B	3.32	15.85	47.71	81.32
Class C	3.60	16.19	49.68	85.39
Class Z	3.81	16.92	55.06	99.82
Barclays Capital Global Aggregate Bond Index	1.72	10.45	41.58	103.43
Citigroup WGBI—Unhedged	0.69	11.16	43.50	111.61
Lipper Average	2.03	8.41	34.96	97.32

Average Annual Total Returns (With Sales Charges) as of 3/31/11
		One Year	Five Years	Ten Years
Class A		7.16%	7.49%	5.85%
Class B		6.33	7.54	5.57
Class C		10.65	7.97	5.81
Class Z		12.44	8.76	6.61
Barclays Capital Global Aggregate Bond Index		7.15	6.95	7.02
Citigroup WGBI—Unhedged		7.29	7.31	7.40
Lipper Average		7.13	5.82	6.61

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

The average annual total returns take into account applicable sales charges. Class A shares are subject to a maximum front-end sales charge of 4.50% and a 12b-1 fee of up to 0.30% annually, and all investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. Under certain limited circumstances, an

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exchange may be made from Class A, Class B, or Class C to Class Z shares of the Fund. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively, for the first six years after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B will automatically convert to Class A shares on a quarterly basis. Class C shares are not subject to a front-end sales charge, but are subject to a CDSC of 1% for shares sold within 12 months from the date of purchase and an annual 12b-1 fee of 1%. Class Z shares are not subject to a sales charge or 12b-1 fees. Without waiver of fees and/or expense subsidization, the Fund’s total returns would have been lower. The returns in the tables reflect the share class expense structure in effect at the close of the fiscal period.

Benchmark Definitions

Barclays Capital Global Aggregate Bond Index

The Barclays Capital Global Aggregate Bond Index is an unmanaged index of global investment-grade fixed income markets. The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The index also includes Eurodollar and Euro-Yen corporate bonds, Canadian government, agency and corporate securities.

Citigroup World Government Bond Index (WGBI)

The Citigroup World Government Bond Index (WGBI)—Unhedged is an unhedged and unmanaged market capitalization-weighted index consisting of the government bond markets of 21 countries that are selected based on market capitalization and investability criteria. All issues have a remaining maturity of at least one year.

Lipper Global Income Funds Average

The Lipper Global Income Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Global Income Funds category for the periods noted. Funds in the Lipper Average invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, one of which may be the United States.

Investors cannot invest directly in an index or average. The returns for Barclays Capital Global Aggregate Bond Index and the Citigroup WGBI—Unhedged would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Distributions and Yields as of 4/30/11
	Total Distributions Paid for Six Months	30-Day SEC Yield
Class A	$0.59	2.75%
Class B	0.55	2.17
Class C	0.56	2.17
Class Z	0.60	3.11

Prudential Global Total Return Fund, Inc.	3

Your Fund’s Performance (continued)

Five Largest Long-Term Holdings expressed as a percentage of net assets as of 4/30/11
Federal National Mortgage Association, 4.500%, TBA 30 YR	3.3%
Italian Government Bond, 6.000%, 05/01/31	1.8
Cia Energetica de Sao Paulo, Sr. Notes, 144A, MTN, 9.750%, 01/15/15	1.8
United Kingdom Treasury Bonds, 4.750%, 12/07/30	1.6
LB-UBS Commercial Mortgage Trust, Ser. 2007-C6, Class A2, 5.845%, 07/15/40	1.5

Holdings are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2010, at the beginning of the period, and held through the six-month period ended April 30, 2011. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Prudential Global Total Return Fund, Inc.	5

Fees and Expenses (continued)

Hypothetical Example for Comparison Purposes

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Global Total Return Fund, Inc.		Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,036.70	1.35%	$6.82
	Hypothetical	$1,000.00	$1,018.10	1.35%	$6.76

Class B	Actual	$1,000.00	$1,033.20	2.10%	$10.59
	Hypothetical	$1,000.00	$1,014.38	2.10%	$10.49

Class C	Actual	$1,000.00	$1,036.00	1.95%	$9.84
	Hypothetical	$1,000.00	$1,015.12	1.95%	$9.74

Class Z	Actual	$1,000.00	$1,038.10	1.10%	$5.56
	Hypothetical	$1,000.00	$1,019.34	1.10%	$5.51

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2011, and divided by 365 days to reflect the six-month period. Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of April 30, 2011 (Unaudited)

Principal Amount (000)#		Description	Value (Note 1)

	LONG-TERM INVESTMENTS 91.5%
	FOREIGN BONDS 36.4%

	Belgium 0.2%
EUR	150	Belgium Government Bond, 4.000%, 03/28/17	$225,077

	Bermuda 0.4%
	$400	Axis Capital Holdings Ltd., Sr. Unsec’d. Notes, 5.750%, 12/01/14	435,670
	65	Weatherford International Ltd. Bermuda, Gtd. Notes, 5.125%, 09/15/20	66,427

			502,097

	Brazil 2.2%
BRL	1,000	Brazil Notas do Tesouro Nacional, Ser. F, Notes, 10.000%, 01/01/14	598,017
BRL	2,850	Cia Energetica de Sao Paulo, Sr. Notes, 144A, MTN, 9.750%, 01/15/15	2,509,317

			3,107,334

	Canada 1.9%
	25	Agrium, Inc., Sr. Unsec’d. Notes, 6.125%, 01/15/41	26,329
	77	Canadian Pacific Railway Co., Sr. Unsec’d. Notes, 6.500%, 05/15/18	88,710
	225	Cenovus Energy, Inc., Sr. Unsec’d. Notes, Ser. WI, 6.750%, 11/15/39	258,840
	1,301	CW Media Holdings, Inc., PIK, Gtd. Notes, 144A, 13.500%, 08/15/15	1,437,799
	250	Novelis, Inc., Gtd. Notes, 8.375%, 12/15/17	276,250
	29	Teck Resources Ltd., Sr. Sec’d. Notes, 10.250%, 05/15/16	35,018
	200	TransAlta Corp., Sr. Unsec’d. Notes, 6.650%, 05/15/18	227,512
	325	Videotron LTEE, Gtd. Notes, 9.125%, 04/15/18	364,000

			2,714,458

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	7

Portfolio of Investments

as of April 30, 2011 (Unaudited) continued

Principal Amount (000)#		Description	Value (Note 1)

	FOREIGN BONDS (Continued)

	Cayman Islands 0.9%
	$500	Country Garden Holdings Co., Sr. Unsec’d. Notes, 144A, 11.750%, 09/10/14	$548,750
	120	MUFG Capital Finance 1, Ltd., Gtd. Notes., 6.346%, 07/25/49(a)	120,897
	400	Seagate HDD Cayman, Gtd. Notes, 144A, 6.875%, 05/01/20	406,000
	80	Vale Overseas Ltd., Gtd. Notes, 6.875%, 11/21/36	85,918
	125	6.875%, 11/10/39	135,214

			1,296,779

	Chile 0.2%
	260	Empresa Nacional de Electricidad SA, Sr. Unsec’d. Notes, 8.350%, 08/01/13	292,194

	Colombia 1.0%
COP	345,000	Republic of Colombia, 9.850%, 06/28/27	244,486
	715	11.750%, 02/25/20	1,095,738

			1,340,224

	France 0.3%
	345	BNP Paribas Home Loan Covered Bonds SA, Covered Notes, 144A, 2.200%, 11/02/15	335,105
	150	Vivendi SA, Sr. Unsec’d. Notes, 144A, 5.750%, 04/04/13	161,190

			496,295

	Germany 0.9%
EUR	720	Deutschland Bundesrepublik, 3.750%, 01/04/19	1,119,431
ZAR	905	Kreditanstalt Fuer Wiederaufbau, Ser. E, MTN, 8.500%, 08/22/11	138,570

			1,258,001

See Notes to Financial Statements.

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Principal Amount (000)#		Description	Value (Note 1)

	FOREIGN BONDS (Continued)

	Greece 0.2%
EUR	425	Hellenic Republic Government Bonds, 4.500%, 09/20/37	$314,304

	Hungary 1.7%
JPY	100,000	Hungary Government International Bond, Ser. 3BR, 0.960%, 07/12/12	1,180,978
JPY	100,000	Ser. 4BR, 1.670%, 03/18/13	1,179,531

			2,360,509

	Indonesia 0.2%
	$300	Republic of Indonesia, 4.875%, 05/05/21	300,000

	Ireland 0.1%
	100	Willis Group Holdings PLC, Gtd. Notes, 4.125%, 03/15/16	101,449

	Israel 1.5%
ILS	7,000	Israel Government Bond, Ser. 1111, 3.190%, 11/02/11(b)	2,037,305

	Italy 1.8%
EUR	1,625	Italian Government Bond, 6.000%, 05/01/31	2,572,537

	Japan 3.4%
JPY	142,800	Japan Government Twenty Year Bonds, 1.900%, 12/20/28	1,757,235
JPY	141,000	1.900%, 03/20/29	1,730,730
JPY	99,000	2.200%, 03/20/30	1,261,270

			4,749,235

	Luxembourg 1.7%
	250	ArcelorMittal, Sr. Unsec’d. Notes, 6.125%, 06/01/18	270,487
	50	6.750%, 03/01/41	51,171
	300	Enel Finance International SA, Gtd. Notes, 144A, 6.000%, 10/07/39	286,282

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	9

Portfolio of Investments

as of April 30, 2011 (Unaudited) continued

Principal Amount (000)#		Description	Value (Note 1)

	FOREIGN BONDS (Continued)

	Luxembourg (cont’d.)
	$ 250	GAZ Capital SA For Gazprom, Sr. Unsec’d. Notes, 144A, 9.250%, 04/23/19	$311,875
	500	Sr. Unsec’d. Notes, RegS, 9.250%, 04/23/19	623,750
	336	Gazprom International SA, Gtd. Notes, RegS, 7.201%, 02/01/20	364,346
	380	RSHB Capital SA for OJSC Russian Agricultural Bank, Sec’d. Notes, 144A, 7.125%, 01/14/14	412,300

			2,320,211

	Mexico 1.3%
MXN	16,830	Mexican Government Bonds, 10.000%, 11/20/36	1,759,067

	Netherlands 0.4%
	200	Indo Integrated Energy II B.V., Sr. Sec’d. Notes, RegS, 9.750%, 11/05/16	231,300
EUR	272	NXP BV / NXP Funding LLC, Sr. Sec’d. Notes, Ser. EXCH, 4.077%, 10/15/13(a)	399,695

			630,995

	Panama 1.1%
	1,000	Republic of Panama, 7.125%, 01/29/26	1,199,000
	300	7.250%, 03/15/15	351,300

			1,550,300

	Peru 0.8%
	1,000	Peruvian Government International Bond, 7.350%, 07/21/25	1,160,000

	Poland 2.3%
	650	Poland Government International Bond, 6.375%, 07/15/19	727,008
JPY	100,000	Ser. 3BR, 1.000%, 06/20/12	1,224,286

See Notes to Financial Statements.

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Principal Amount (000)#		Description	Value (Note 1)

	FOREIGN BONDS (Continued)

	Poland (cont’d.)
JPY	100,000	Ser. 8, 1.920%, 11/13/12	$1,232,977

			3,184,271

	Portugal 0.2%
EUR	300	Portugal Obrigacoes do Tesouro OT, 4.100%, 04/15/37	266,430

	Qatar 0.2%
	$215	Republic of Qatar, Sr. Unsec’d. Notes, 144A, 6.400%, 01/20/40	230,587

	Russia 1.0%
	1,246	Republic of Russia, RegS, 7.500%, 03/31/30	1,451,909

	Singapore 0.1%
	140	Bumi Investment Pte Ltd., Sec’d. Notes, MTN, RegS, 10.750%, 10/06/17	162,050

	South Korea 2.8%
	240	Export-Import Bank of Korea, Sr. Unsec’d Notes, 5.875%, 01/14/15	264,522
	100	8.125%, 01/21/14	114,912
HKD	3,000	Ser. E, MTN, 0.960%, 02/07/12	386,162
HKD	3,000	1.560%, 09/22/11(a)	387,342
SGD	250	1.570%, 05/24/12	204,884
HKD	1,000	3.340%, 08/07/11	129,405
HKD	5,000	4.250%, 06/15/12	665,341
		Korea Development Bank, Sr. Unsec’d Notes,
JPY	100,000	Ser. 29, 2.510%, 09/14/11	1,240,883
HKD	2,000	Ser. E, MTN, 1.000%, 10/21/11	257,461
	300	Shinhan Bank, Sr. Unsec’d. Notes, 144A, 4.125%, 10/04/16	303,478

			3,954,390

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	11

Portfolio of Investments

as of April 30, 2011 (Unaudited) continued

Principal Amount (000)#		Description	Value (Note 1)

	FOREIGN BONDS (Continued)

	Spain 1.9%
EUR	1,300	Spanish Government Bonds, 4.000%, 04/30/20	$1,777,042
EUR	560	5.750%, 07/30/32	817,501

			2,594,543

	Switzerland 0.2%
	$30	Allied World Assurance Co. Holdings Ltd., Sr. Unsec’d. Notes, 5.500%, 11/15/20	30,158
	250	7.500%, 08/01/16	284,098

			314,256

	Turkey 1.3%
TRY	1,000	Turkey Government Bond, 7.810%, 11/16/11(b)	630,112
TRY	1,500	8.050%, 10/12/11(b)	951,114
	200	Turkiye Garanti Bankasi As, Sr. Unsec’d. Notes, 144A, 6.250%, 04/20/21	198,500

			1,779,726

	Ukraine 0.2%
	320	NAK Naftogaz Ukraine, 9.500%, 09/30/14	352,400

	United Kingdom 3.9%
	125	BP Capital Markets PLC, Gtd. Notes, 4.500%, 10/01/20	125,978
	30	5.250%, 11/07/13	32,524
		HSBC Holdings PLC, Sr. Unsec’d. Notes,
	250	5.100%, 04/05/21	257,311
	125	Sub. Notes, 6.500%, 09/15/37	130,096
	250	6.800%, 06/01/38	267,826
	245	Lloyds TSB Bank PLC, Gtd. Notes., 144A, MTN, 5.800%, 01/13/20	251,073
	150	Royal Bank of Scotland Group PLC, Sr. Unsec’d. Notes, MTN, 6.400%, 10/21/19	158,857

See Notes to Financial Statements.

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Principal Amount (000)#		Description	Value (Note 1)

	FOREIGN BONDS (Continued)

	United Kingdom (cont’d.)
	$140	Royal Bank of Scotland PLC (The), Gtd. Notes, Ser. 2, 3.400%, 08/23/13	$144,026
		United Kingdom Treasury Bonds,
GBP	425	4.250%, 06/07/32	718,521
GBP	190	4.750%, 12/07/38	347,483
GBP	1,220	4.750%, 12/07/30(c)	2,201,840
GBP	95	6.000%, 12/07/28	197,961
	600	XL Capital Finance Europe PLC, Gtd. Notes, 6.500%, 01/15/12	621,208

			5,454,704

	Venezuela 0.1%
	40	Petroleos de Venezuela SA, Sr. Unsec’d. Notes, Ser. 2014, 4.900%, 10/28/14	30,160
	110	Republic of Venezuela, Sr. Unsec’d. Notes, 9.250%, 09/15/27	79,860

			110,020

		Total foreign bonds	50,943,657

	ASSET-BACKED SECURITIES 12.7%

	Non-Residential Mortgage-Backed Securities 6.1%
	293	ARES CLO Funds (Cayman Islands), Ser. 2003-7AW, Class A1A, 144A, 0.662%, 05/08/15(a)	287,912
	500	Ser. 2011-16A, Class A, 144A, 2.031%, 05/17/21(a)	503,900
	825	Citibank Credit Card Issuance Trust, Ser. 2005-C2, Class C2, 0.683%, 03/24/17(a)	804,765
	625	Ser. 2005-C3, Class C3, 0.629%, 07/15/14(a)	620,110
	1,000	Ser. 2006-C1, Class C1, 0.613%, 02/20/15(a)	988,178
	817	Four Corners CLO (Cayman Islands), Ser. 2006-3A, Class A, 144A, 0.524%, 07/22/20(a)	772,927
	450	Fuel Trust, Sec’d. Notes, 144A, 4.207%, 04/15/16	459,499

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	13

Portfolio of Investments

as of April 30, 2011 (Unaudited) continued

Principal Amount (000)#	Description	Value (Note 1)

ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
$84	Gulf Stream Compass CLO Ltd. (Cayman Islands), Ser. 2004-1A, Class A, 144A, 0.638%, 07/15/16(a)	$82,938
485	Katonah Ltd. (Cayman Islands), Ser. 2005-7A, Class A2, 144A, 0.573%, 11/15/17(a)	464,522
484	Landmark CDO Ltd. (Cayman Islands), Ser. 2006-8A, Class A1, 144A, 0.515%, 10/19/20(a)	461,862
200	MBNA Credit Card Master Note Trust, Ser. 2002-C3, Class C3, 1.569%, 10/15/14(a)	200,738
1,520	Ser. 2004-C2, Class C2, 1.119%, 11/15/16(a)	1,507,577
400	Ser. 2006-C1, Class C1, 0.639%, 07/15/15(a)	395,387
204	Mountain Capital CLO Ltd. (Cayman Islands), Ser. 2004-3A, Class A1LA, 144A, 0.728%, 02/15/16(a)	199,542
395	Ser. 2005-4A, Class A1L, 144A, 0.560%, 03/15/18(a)	378,726
118	Railcar Leasing LLC, Ser. 1997-1, Class A2, 144A, 7.125%, 01/15/13	122,334
289	Venture CDO Ltd. (Cayman Islands), Ser. 2003-1A, Class A1, 144A, 0.774%, 01/21/16(a)(d)	282,065

		8,532,982

Residential Mortgage-Backed Securities 6.6%
367	ACE Securities Corp., Ser. 2004-FM1, Class M1, 1.113%, 09/25/33(a)	302,257
449	Aegis Asset Backed Securities Trust, Ser. 2004-2, Class A5, 0.663%, 06/25/34(a)	404,978
400	Ameriquest Mortgage Securities, Inc., Ser. 2004-R8, Class M1, 0.853%, 09/25/34(a)	334,381

See Notes to Financial Statements.

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Principal Amount (000)#	Description	Value (Note 1)

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
$420	Argent Securities, Inc., Ser. 2004-W6, Class M1, 0.763%, 05/25/34(a)	$346,729
358	Bear Stearns Asset Backed Securities Trust, Ser. 2004-HE2, Class M1, 0.813%, 03/25/34(a)	297,088
326	Ser. 2004-HE3, Class M2, 1.938%, 04/25/34(a)	285,851
266	Chase Funding Loan Acquisition Trust, Ser. 2004-AQ1, Class A2, 0.613%, 05/25/34(a)	242,593
298	Citigroup Mortgage Loan Trust, Inc., Ser. 2004-OPT1, Class A2, 0.573%, 10/25/34(a)	273,126
268	Countrywide Asset-Backed Certificates, Ser. 2002-5, Class MV1, 1.713%, 03/25/33 (original cost $220,627; purchased 01/20/10)(a)(d)(e)	239,335
421	Fremont Home Loan Trust, Ser. 2004-1, Class M1, 0.888%, 02/25/34(a)	338,896
311	GSAMP Trust, Ser. 2004-FM1, Class M1, 1.188%, 11/25/33(a)	269,245
616	Home Equity Asset Trust, Ser. 2004-3, Class M1, 1.068%, 08/25/34(a)	483,312
90	Ser. 2005-5, Class 2A2, 0.463%, 11/25/35(a)	89,108
400	HSBC Home Equity Loan Trust, Ser. 2007-2, Class A4, 0.513%, 07/20/36(a)	315,200
600	Long Beach Mortgage Loan Trust, Ser. 2004-3, Class M1, 0.783%, 07/25/34(a)	500,610
375	Mastr Asset Backed Securities Trust, Ser. 2004-OPT2, Class A1, 0.563%, 09/25/34(a)	307,386

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	15

Portfolio of Investments

as of April 30, 2011 (Unaudited) continued

Principal Amount (000)#	Description	Value (Note 1)

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
$300	Merrill Lynch Mortgage Investors, Inc., Ser. 2004-HE2, Class M1, 1.013%, 08/25/35(a)	$214,334
421	Morgan Stanley ABS Capital I, Ser. 2003-NC8, Class M1, 1.263%, 09/25/33(a)	336,214
505	Ser. 2004-NC1, Class M1, 1.263%, 12/27/33(a)	421,988
437	Ser. 2004-OP1, Class M1, 0.793%, 11/25/34(a)	363,681
814	Ser. 2004-WMC1, Class M1, 1.143%, 06/25/34(a)	716,906
331	Ser. 2004-WMC2, Class M1, 1.128%, 07/25/34(a)	283,695
383	Morgan Stanley Dean Witter Capital I, Ser. 2002-AM3, Class A3, 1.193%, 02/25/33(a)	324,883
550	New Century Home Equity Loan Trust, Ser. 2003-4, Class M1, 1.338%, 10/25/33(a)	469,618
389	Option One Mortgage Loan Trust, Ser. 2003-6, Class A2, 0.543%, 11/25/33(a)	331,863
230	Popular ABS Mortgage Pass-Through Trust, Ser. 2004-4, Class M1, 5.181%, 09/25/34	175,843
211	Saxon Asset Securities Trust, Ser. 2004-2, Class MF1, 5.500%, 08/25/35	149,795
106	Structured Asset Investment Loan Trust, Ser. 2004-2, Class A4, 0.918%, 03/25/34(a)	83,545
376	Ser. 2004-8, Class A8, 0.713%, 09/25/34(a)	332,491

		9,234,951

	Total asset-backed securities	17,767,933

See Notes to Financial Statements.

16	Visit our website at www.prudentialfunds.com

Principal Amount (000)#	Description	Value (Note 1)

BANK LOANS(a) 1.2%

Capital Goods 0.2%
$82	Capital Safety Group Ltd., 2.251%, 06/13/15	$74,074
218	3.001%, 06/14/16	197,426

		271,500

Foods 0.1%
150	Del Monte Foods Co., 4.500%, 03/08/18	150,608

Gaming 0.1%
150	CCM Merger, Inc., 7.000%, 03/01/17	151,725

Healthcare & Pharmaceutical 0.2%
56	HCA, Inc., 2.557%, 11/18/13	55,572
134	3.557%, 03/31/17	133,665
39	Mylan, Inc., 3.563%, 10/02/14	39,254

		228,491

Retailers 0.1%
117	Neiman Marcus Group, Inc., 4.310%, 04/06/16	116,452

Technology 0.3%
25	First Data Corp., 3.002%, 09/24/14	23,950
237	4.307%, 03/31/18	224,770
6	SunGard Data System, Inc., 1.981%, 02/28/14	6,347
164	3.937%, 02/28/16	164,363

		419,430

Telecommunications 0.2%
299	Fibertech Networks LLC, 6.750%, 12/31/16	302,243

	Total bank loans	1,640,449

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	17

Portfolio of Investments

as of April 30, 2011 (Unaudited) continued

Principal Amount (000)#	Description	Value (Note 1)

COMMERCIAL MORTGAGE-BACKED SECURITIES 7.0%
$650	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C5, Class A2, 5.589%, 09/15/40	$668,281
600	CS First Boston Mortgage Securities Corp., Ser. 2005-C5, Class A4, 5.100%, 08/15/38(a)	651,883
400	CW Capital Cobalt Ltd., Ser. 2007-C3, Class A3, 6.010%, 05/15/46(a)	428,867
600	Greenwich Capital Commercial Funding Corp., Ser. 2005-GG5, Class A5, 5.224%, 04/10/37(a)	646,916
610	Ser. 2007-GG9, Class A2, 5.381%, 03/10/39	622,851
430	GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A2, 5.778%, 08/10/45(a)	441,094
449	JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP4, Class A3A1, 4.871%, 10/15/42	450,293
1,000	Ser. 2005-LDP5, Class A4, 5.372%, 12/15/44(a)	1,094,457
650	Ser. 2007-LD12, Class A2, 5.827%, 02/15/51	673,088
1,981	LB-UBS Commercial Mortgage Trust, Ser. 2007-C6, Class A2, 5.845%, 07/15/40	2,053,574
650	Merrill Lynch Mortgage Trust, Ser. 2008-C1, Class A2, 5.425%, 02/12/51	671,618
740	Morgan Stanley Capital I, Ser. 2005-IQ9, Class A4, 4.660%, 07/15/56	784,836
650	Wachovia Bank Commercial Mortgage Trust, Ser. 2007-C34, Class A2, 5.569%, 05/15/46	670,569

	Total commercial mortgage-backed securities	9,858,327

CORPORATE BONDS 26.3%

Aerospace & Defense 0.1%
75	L-3 Communications Corp., Gtd. Notes, 4.750%, 07/15/20	76,129

See Notes to Financial Statements.

18	Visit our website at www.prudentialfunds.com

Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Airlines 0.4%
$100	Continental Airlines, Inc., Pass-thru Certs., Ser. A, 4.750%, 01/12/21	$97,500
235	Delta Air Lines, Inc., Pass-thru Certs., Ser. 071A, 6.821%, 08/10/22	244,888
25	Ser. 2A, 4.950%, 05/23/19	25,000
25	Ser. A, 5.300%, 04/15/19	25,031
127	United Airlines, Inc., Pass-thru Certs., Ser. 071A, 6.636%, 07/02/22	128,498

		520,917

Automotive 0.3%
50	BorgWarner, Inc., Sr. Unsec’d. Notes, 4.625%, 09/15/20	50,471
225	Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes, 5.625%, 09/15/15	239,137
75	Harley-Davidson Funding Corp., Gtd. Notes, 144A, MTN, 5.750%, 12/15/14	81,275

		370,883

Banking 4.2%
140	American Express Co., Sr. Unsec’d. Notes, 8.125%, 05/20/19	177,806
235	Bank of America Corp., Jr. Sub. Notes, 8.000%, 12/29/49 (original cost $245,575; purchased 02/03/11)(a)(d)(e)	254,207
400	Sub. Notes, 4.750%, 08/15/13 (original cost $353,552; purchased 11/04/08)(d)(e)	423,741
200	Bear Stearns Cos., Inc., (The), Sr. Unsec’d. Notes, 7.250%, 02/01/18	234,989
170	Capital One Capital V, 10.250%, 08/15/39	183,600
115	Capital One Financial Corp., Sub. Notes, 6.150%, 09/01/16	128,004
600	Citigroup, Inc., Sr. Unsec’d. Notes, 6.500%, 08/19/13	659,264

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	19

Portfolio of Investments

as of April 30, 2011 (Unaudited) continued

Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Banking (cont’d.)
$110	8.125%, 07/15/39	$141,586
300	Sub. Notes, 5.500%, 02/15/17	319,454
205	Goldman Sachs Group, Inc. (The), Sr. Notes, 6.250%, 02/01/41	210,313
85	Sub. Notes, 6.750%, 10/01/37	88,097
450	JPMorgan Chase & Co., Jr. Sub. Notes, Ser. 1, 7.900%, 04/29/49	494,429
30	Sr. Unsec’d. Notes, 4.250%, 10/15/20	29,169
150	6.000%, 01/15/18	166,924
90	KeyCorp, Sr. Unsec’d. Notes, MTN, 5.100%, 03/24/21	92,180
600	Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN, 5.450%, 02/05/13 (original cost $599,220; purchased 01/29/08)(d)(e)	638,611
65	6.050%, 08/15/12 (original cost $64,909; purchased 08/08/07)(d)(e)	68,926
170	Morgan Stanley, Sr. Unsec’d. Notes, MTN, 5.625%, 09/23/19	176,697
50	Santander Holdings USA, Inc., Sr. Unsec’d. Notes, 4.625%, 04/19/16	51,608
245	State Street Corp., 4.956%, 03/15/18	257,260
300	SunTrust Banks, Inc., Sr. Unsec’d. Notes, 5.250%, 11/05/12	315,860
340	US Bancorp, Jr. Sub. Notes, 3.442%, 02/01/16	343,134
150	USB Capital XIII Trust, 6.625%, 12/15/39	160,159
210	Wells Fargo & Co., Sr. Unsec’d. Notes, 3.676%, 06/15/16	215,818

		5,831,836

See Notes to Financial Statements.

20	Visit our website at www.prudentialfunds.com

Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Brokerage
$100	Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN, 6.875%, 05/02/18(f)	$26,000

Building Materials & Construction 0.8%
327	CRH America, Inc., Gtd. Notes, 5.625%, 09/30/11	333,219
110	8.125%, 07/15/18	131,752
260	Masco Corp., Sr. Unsec’d. Notes, 7.125%, 08/15/13	282,451
420	Toll Brothers Finance Corp., Gtd. Notes, 5.150%, 05/15/15	432,450

		1,179,872

Cable 1.6%
250	Cequel Communications Holdings I LLC And Cequel Capital Corp., Sr. Unsec’d. Notes, 144A, 8.625%, 11/15/17	268,125
850	Charter Communications Operating LLC/Charter Communications Operating Capital, Sec’d. Notes, 144A, 8.000%, 04/30/12	892,500
125	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., Gtd. Notes, 3.500%, 03/01/16	126,912
295	4.750%, 10/01/14	319,920
195	Time Warner Cable, Inc., Gtd. Notes, 6.750%, 07/01/18	224,582
300	8.750%, 02/14/19	380,442

		2,212,481

Capital Goods 0.6%
145	Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN, 5.850%, 09/01/17	167,522
250	ERAC USA Finance LLC, Gtd. Notes, 144A, 6.375%, 10/15/17 (original cost $273,750; purchased 02/09/10)(d)(e)	284,341
100	Textron, Inc., Sr. Unsec’d. Notes, 5.600%, 12/01/17	106,032
200	7.250%, 10/01/19	232,874

		790,769

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	21

Portfolio of Investments

as of April 30, 2011 (Unaudited) continued

Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Chemicals 0.4%
$75	Dow Chemical Co. (The), Sr. Unsec’d. Notes, 5.900%, 02/15/15	$84,337
250	7.600%, 05/15/14	290,213
152	9.400%, 05/15/39	230,537
25	PPG Industries, Inc., Sr. Unsec’d. Notes, 5.500%, 11/15/40	24,783

		629,870

Consumer 0.3%
1	Realogy Corp., Gtd. Notes, 144A, 12.000%, 04/15/17	1,260
150	Sealy Mattress Co., Sr. Sec’d. Notes, 144A, 10.875%, 04/15/16	168,750
250	Service Corp. International, Sr. Unsec’d. Notes, 7.000%, 06/15/17	271,875

		441,885

Electric 1.0%
250	AES Corp. (The), Sr. Unsec’d. Notes, 8.000%, 10/15/17	271,875
350	Duke Energy Corp., Sr. Unsec’d. Notes, 6.300%, 02/01/14	391,387
300	Mirant Americas Generation LLC, Sr. Unsec’d. Notes, 8.300%, 05/01/11	300,000
150	North American Energy Alliance LLC / North American Energy Alliance Finance Corp., Sec’d. Notes, 144A, 10.875%, 06/01/16 (original cost $146,609; purchased 09/22/09)(d)(e)	169,500
105	Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes, 6.800%, 09/01/18	121,859
100	Peco Energy Co., First. Ref. Mtge., 5.350%, 03/01/18	110,520
50	Public Service Co. of New Mexico, Sr. Unsec’d. Notes, 7.950%, 05/15/18	56,605

		1,421,746

See Notes to Financial Statements.

22	Visit our website at www.prudentialfunds.com

Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Energy—Integrated 0.3%
$25	Hess Corp., Sr. Unsec’d. Notes, 6.000%, 01/15/40	$25,979
295	7.000%, 02/15/14	335,563

		361,542

Energy—Other 0.6%
175	Anadarko Petroleum Corp., Sr. Unsec’d. Notes, 6.375%, 09/15/17	197,656
35	6.450%, 09/15/36	36,062
35	Apache Corp., Sr. Unsec’d. Notes, 5.100%, 09/01/40	33,560
300	Forest Oil Corp., Gtd. Notes, 8.500%, 02/15/14	334,500
200	Pioneer Natural Resources Co., Sr. Unsec’d. Notes, 6.875%, 05/01/18	217,632

		819,410

Foods 0.8%
250	Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 4.125%, 01/15/15	267,544
225	8.000%, 11/15/39	307,154
50	Archer-Daniels-Midland Co., Sr. Unsec’d. Notes, 5.765%, 03/01/41	53,076
250	ConAgra Foods, Inc., Sr. Unsec’d. Notes, 7.000%, 04/15/19	289,068
75	Kraft Foods, Inc., Sr. Unsec’d. Notes, 6.500%, 02/09/40	83,657
75	6.875%, 01/26/39	86,849
90	Tyson Foods, Inc., Gtd. Notes, 6.850%, 04/01/16	100,575

		1,187,923

Gaming 0.2%
250	MGM Resorts International, Sr. Sec’d. Notes, 13.000%, 11/15/13	299,375

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	23

Portfolio of Investments

as of April 30, 2011 (Unaudited) continued

Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Healthcare & Pharmaceutical 0.5%
$50	Becton Dickinson and Co., Sr. Unsec’d. Notes, 5.000%, 11/12/40	$48,207
210	HCA, Inc., Sec’d. Notes, PIK 9.625%, 11/15/16	225,487
170	Mylan, Inc., Gtd. Notes, 144A, 7.625%, 07/15/17	186,150
200	Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes, 5.000%, 08/15/14	216,696
70	Wyeth, Gtd. Notes, 6.450%, 02/01/24	82,673

		759,213

Healthcare Insurance 0.6%
140	Cigna Corp., Sr. Unsec’d. Notes, 5.875%, 03/15/41	138,549
360	Coventry Health Care, Inc., Sr. Unsec’d. Notes, 6.125%, 01/15/15	384,621
15	Health Care Service Corp., Sr. Unsec’d. Notes, 144A, 4.700%, 01/15/21	15,233
235	UnitedHealth Group, Inc., Sr. Unsec’d. Notes, 6.625%, 11/15/37	261,429

		799,832

Insurance 1.4%
300	American International Group, Inc., Sr. Unsec’d. Notes, 5.850%, 01/16/18, MTN	317,015
75	6.400%, 12/15/20	82,052
100	8.250%, 08/15/18	118,698
140	Chubb Corp., Jr. Sub. Notes, 6.375%, 03/29/67(a)	149,800
90	Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A, 6.500%, 03/15/35	87,134
30	Lincoln National Corp., Jr. Sub. Notes, 6.050%, 04/20/67(a)	29,775
80	Sr. Unsec’d. Notes, 6.150%, 04/07/36	84,866
200	8.750%, 07/01/19	257,246

See Notes to Financial Statements.

24	Visit our website at www.prudentialfunds.com

Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Insurance (cont’d.)
$100	MetLife, Inc., Sr. Unsec’d. Notes, 7.717%, 02/15/19	$122,294
50	Northwestern Mutual Life Insurance, Notes, 144A, 6.063%, 03/30/40	53,752
100	Progressive Corp. (The), Jr. Sub. Notes, 6.700%, 06/15/37(a)	105,750
210	Teachers Insurance & Annuity Association of America, Sub. Notes, 144A, 6.850%, 12/16/39	243,208
245	Unum Group, Sr. Unsec’d. Notes, 7.125%, 09/30/16	282,454

		1,934,044

Lodging 0.9%
250	Felcor Lodging LP, Sr. Sec’d. Notes, 10.000%, 10/01/14	286,875
420	Host Hotels & Resorts LP, Gtd. Notes, Ser. O, 6.375%, 03/15/15	429,975
300	Starwood Hotels & Resorts Worldwide, Inc., Gtd. Notes, 7.875%, 05/01/12	317,625
150	Wyndham Worldwide Corp., Sr. Unsec’d. Notes, 5.750%, 02/01/18	157,218

		1,191,693

Media & Entertainment 3.1%
500	CBS Corp., Gtd. Notes, 8.200%, 05/15/14	587,710
225	Gannett Co., Inc., Sr. Unsec’d. Notes, 5.750%, 06/01/11	225,281
100	6.375%, 04/01/12	103,375
130	Historic TW, Inc., Gtd. Notes, 6.625%, 05/15/29	141,754
100	Lin Television Corp., Gtd. Notes, 6.500%, 05/15/13	100,000
260	Ser. B, 6.500%, 05/15/13	260,000
100	NBC Universal, Inc., Sr. Unsec’d. Notes, 144A, 4.375%, 04/01/21	97,600

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	25

Portfolio of Investments

as of April 30, 2011 (Unaudited) continued

Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Media & Entertainment (cont’d.)
$415	News America, Inc., Gtd. Notes, 6.150%, 03/01/37	$424,091
120	6.150%, 02/15/41, 144A	122,270
60	6.900%, 08/15/39	67,301
250	Nielsen Finance LLC / Nielsen Finance Co., Gtd. Notes, 11.625%, 02/01/14	295,000
600	R.R. Donnelley & Sons Co., Sr. Unsec’d. Notes, 4.950%, 04/01/14	626,499
450	8.600%, 08/15/16	523,112
150	Rainbow National Services LLC, Gtd. Notes, 144A, 8.750%, 09/01/12	150,187
190	10.375%, 09/01/14	197,600
99	Time Warner Cos., Inc., Gtd. Notes, 6.950%, 01/15/28	110,959
55	Viacom, Inc., Sr. Unsec’d. Notes, 4.375%, 09/15/14	59,070
75	6.750%, 10/05/37	82,520
90	6.875%, 04/30/36	100,771

		4,275,100

Metals 0.8%
25	Alcoa, Inc., Sr. Unsec’d. Notes, 5.400%, 04/15/21	25,384
300	Metals USA, Inc., Sr. Sec’d. Notes, 11.125%, 12/01/15	318,375
200	Newmont Mining Corp., Gtd. Notes, 6.250%, 10/01/39	215,591
400	Steel Dynamics, Inc., Gtd. Notes, 6.750%, 04/01/15	413,000
200	United States Steel Corp., Sr. Unsec’d. Notes, 5.650%, 06/01/13	210,250

		1,182,600

Non-Captive Finance 1.4%
350	CIT Group, Inc., Sec’d. Notes, 7.000%, 05/01/17	352,844
200	General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN, 2.960%, 05/18/12	165,941

See Notes to Financial Statements.

26	Visit our website at www.prudentialfunds.com

Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Non-Captive Finance (cont’d.)
$100	Sub. Notes, 5.300%, 02/11/21	$103,763
200	International Lease Finance Corp., Sr. Sec’d. Notes, 144A, 6.500%, 09/01/14	212,000
250	Sr. Unsec’d. Notes, MTN, 5.750%, 06/15/11	250,700
55	SLM Corp., Sr. Notes, MTN, 6.250%, 01/25/16	58,319
510	Sr. Unsec’d. Notes, MTN, 5.050%, 11/14/14	528,214
60	8.000%, 03/25/20	66,440
225	8.450%, 06/15/18	255,375

		1,993,596

Packaging 0.5%
600	Sealed Air Corp., Sr. Unsec’d. Notes, 144A, 5.625%, 07/15/13	630,801

Paper 0.7%
75	International Paper Co., Sr. Unsec’d. Notes, 7.300%, 11/15/39	85,641
200	7.950%, 06/15/18	243,121
450	MeadWestvaco Corp., Sr. Unsec’d. Notes, 7.375%, 09/01/19	495,807
200	Verso Paper Holdings LLC / Verso Paper, Inc., Sr. Sec’d. Notes, 11.500%, 07/01/14	218,000

		1,042,569

Pipelines & Other 0.4%
200	CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes, 6.625%, 11/01/37	220,196
100	Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes, 5.850%, 09/15/12	106,169
170	7.300%, 08/15/33	194,880
75	Northwest Pipeline GP, Sr. Unsec’d. Notes, 6.050%, 06/15/18	84,945

		606,190

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	27

Portfolio of Investments

as of April 30, 2011 (Unaudited) continued

Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Real Estate Investment Trusts 1.2%
$600	Duke Realty LP, Sr. Unsec’d. Notes, 5.625%, 08/15/11	$606,904
250	Hospitality Properties Trust, Sr. Unsec’d. Notes, 7.875%, 08/15/14	281,103
100	Post Apartment Homes LP, Sr. Unsec’d. Notes, 5.450%, 06/01/12	103,395
200	Senior Housing Properties Trust, Sr. Unsec’d. Notes, 8.625%, 01/15/12	208,512
95	Simon Property Group LP, Sr. Unsec’d. Notes, 4.200%, 02/01/15	101,127
125	6.750%, 05/15/14	141,201
200	WEA Finance LLC/WT Finance Aust Pty Ltd., Gtd. Notes, 144A, 5.750%, 09/02/15	221,857

		1,664,099

Retailers 0.3%
200	CVS Caremark Corp., Sr. Unsec’d. Notes, 6.125%, 09/15/39	207,836
75	Home Depot, Inc. (The), Sr. Unsec’d. Notes, 5.950%, 04/01/41	76,908
75	Wal-Mart Stores, Inc., Sr. Unsec’d. Notes, 5.000%, 10/25/40	70,809
100	5.625%, 04/15/41	103,320

		458,873

Technology 0.7%
250	Amphenol Corp., Sr. Unsec’d. Notes, 4.750%, 11/15/14	271,190
50	Arrow Electronics, Inc., Sr. Unsec’d. Notes, 3.375%, 11/01/15	50,218
50	Fiserv, Inc., Gtd. Notes, 3.125%, 10/01/15	50,317
250	SunGard Data Systems, Inc., Gtd. Notes, 10.250%, 08/15/15	262,500
150	Sr. Unsec’d. Notes, 144A, 7.625%, 11/15/20	156,375
225	Xerox Corp., Sr. Unsec’d. Notes, 4.250%, 02/15/15	238,653

		1,029,253

See Notes to Financial Statements.

28	Visit our website at www.prudentialfunds.com

Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Telecommunications 1.6%
$240	AT&T, Inc., Sr. Unsec’d. Notes, 6.550%, 02/15/39	$261,538
300	CC Holdings GS V LLC/Crown Castle GS III Corp., Sr. Sec’d. Notes, 144A, 7.750%, 05/01/17	331,500
465	CenturyLink, Inc., Sr. Unsec’d. Notes, 6.000%, 04/01/17	494,985
	Qwest Corp., Sr. Unsec’d. Notes,
250	7.875%, 09/01/11	255,625
200	8.375%, 05/01/16	237,500
200	8.875%, 03/15/12	212,500
150	Sprint Capital Corp., Gtd. Notes, 8.375%, 03/15/12	158,437
150	Verizon Communications, Inc., Sr. Unsec’d. Notes, 4.600%, 04/01/21	153,266
85	6.400%, 02/15/38	92,016

		2,197,367

Tobacco 0.6%
250	Altria Group, Inc., Gtd. Notes, 9.950%, 11/10/38	359,008
80	Lorillard Tobacco Co., Gtd. Notes, 8.125%, 06/23/19	94,656
300	Reynolds American, Inc., Gtd. Notes, 6.750%, 06/15/17	346,043

		799,707

	Total corporate bonds	36,735,575

MUNICIPAL BONDS 2.6%
75	California St. Build America Bonds, 7.625%, 03/01/40	85,595
115	California St. Build America Bonds, Taxable Var. Purp. GO,, 7.500%, 04/01/34	128,600
100	Chicago Ill. Brd. Ed., Build America Bonds, Taxable Ser. E, 6.138%, 12/01/39	93,239
60	City of Chicago IL, O’Hare International Arpt., Build America Bonds, 6.395%, 01/01/40	59,026

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	29

Portfolio of Investments

as of April 30, 2011 (Unaudited) continued

Principal Amount (000)#	Description	Value (Note 1)

MUNICIPAL BONDS (Continued)
$275	Connecticut St. Spl. Tax Obligation Rev., Build America Bonds, 5.459%, 11/01/30	$274,967
175	District of Columbia Income Tax Rev., Build America Bonds, 5.582%, 12/01/35	178,099
175	District of Columbia Wtr. & Sewr. Auth. Pub. Util. Rev., Taxable, Build America Bonds, 5.522%, 10/01/44	171,909
125	Metropolitan Government of Nashville & Davidson Cnty., Convention Center Auth., Build America Bonds, 6.731%, 07/01/43	126,970
200	New Jersey St. Tpk. Auth. Tpk. Rev., Build America Bonds, Taxable, Issuer Subsidy Rev., Ser. A, 7.102%, 01/01/41	224,910
100	Ser. F, 7.414%, 01/01/40	116,168
250	New York, NY, Build America Bonds, 5.968%, 03/01/36	258,822
165	Ohio St. Univ. Gen. Rcpts., Build America Bonds, 4.910%, 06/01/40	156,532
500	Ohio St. Wtr. Dev. Auth. Wtr. Pollutn. Ctl. Rev. Taxable, Build America Bonds, 4.879%, 12/01/34	483,150
295	Pennsylvania St. Tpk. Commission, Tpk. Rev., Build America Bonds, 5.511%, 12/01/45	272,548
75	Regional Transn. Dist. Colo. Sales Tax Rev., Build America Bonds, Ser. B, 5.844%, 11/01/50	74,587
250	Salt River Project Agricultural Improvement & Pwr. Dist., Elec. Sys. Rev., Build America Bonds, 4.839%, 01/01/41	230,045
150	Texas St. Transn. Commn. Rev. Taxable First Tier. Ser. B, Build America Bonds, Direct pmt., 5.028%, 04/01/26	152,646
150	University of Calif. Rev. Build America Bonds, 5.770%, 05/15/43	149,343
250	University TX, Perm. Univ. Build America Bonds, 5.262%, 07/01/39	241,855

See Notes to Financial Statements.

30	Visit our website at www.prudentialfunds.com

Principal Amount (000)#	Description	Value (Note 1)

MUNICIPAL BONDS (Continued)
$150	Utah St. Build America Bonds, Ser. D, GO, 4.554%, 07/01/24	$155,477

	Total municipal bonds	3,634,488

U.S. GOVERNMENT AGENCY OBLIGATIONS 3.7%
550	Federal Home Loan Banks, 1.375%, 05/28/14	552,007
4,500	Federal National Mortgage Association, 4.500%, TBA 30 YR	4,630,077

	Total U.S. government agency obligations	5,182,084

U.S. TREASURY SECURITIES 1.5%
	U.S. Treasury Notes,
300	1.125%, 12/15/11(c)	301,816
20	1.250%, 04/15/14	20,142
115	2.000%, 04/30/16	115,135
50	2.125%, 02/29/16	50,523
45	2.250%, 03/31/16	45,661
1,460	3.625%, 02/15/21	1,499,695

	Total U.S. treasury securities	2,032,972

PREFERRED STOCK 0.1%

Shares
Banking
4,000	Citigroup Capital XIII (Capital Security, fixed to floating preferred), 7.875%(a)	111,040

	Total long-term investments (cost $119,228,074)	127,906,525

SHORT-TERM INVESTMENTS 8.5%

Affiliated Money Market Mutual Fund 7.9%
10,984,268	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund(g) (cost $10,984,268)	10,984,268

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	31

Portfolio of Investments

as of April 30, 2011 (Unaudited) continued

Notional Amount (000)#	Description	Value (Note 1)

OPTIONS PURCHASED(h) 0.6%

Put Options
$2,500	United States Dollar/Brazilian Real, expiring 01/17/12 @ 1.8405	$358,479
2,510	United States Dollar/Indian Rubee, expiring 12/21/11 @ 47.63	131,030
2,576	United States Dollar/New Turkish Lira, expiring 12/14/11 @ 1.585	104,925
2,582	United States Dollar/South African Rand, expiring 12/05/11 @ 7.325	266,652

	Total options purchased (cost $561,715)	861,086

	Total short-term investments (cost $11,545,983)	11,845,354

	Total Investments(i) 100.0% (cost $130,774,057; Note 5)	139,751,879
	Other assets in excess of liabilities(j)	54,797

	Net Assets 100.0%	$139,806,676

The following abbreviations are used in portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

RegS—Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

GO—General Obligation

CDO—Collateralized Debt Obligation

CLO—Collateralized Loan Obligation

MTN—Medium Term Note

PIK—Payment-In Kind

TBA—To Be Announced

ARS—Argentine Peso

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNY—Chinese Yuan Renminbi

COP—Colombian Peso

See Notes to Financial Statements.

32	Visit our website at www.prudentialfunds.com

CZK—Czech Koruna

DKK—Danish Krone

EUR—Euro

GBP—British Pound

HKD—Hong Kong Dollar

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli New Shekel

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Nuevo Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

RON—Romanian New Lei

RUB—Russian Rouble

SEK—Swedish Krona

SGD—Singapore Dollar

THB—Thai Baht

TRY—Turkish Lira

TWD—New Taiwan Dollar

ZAR—South African Rand

BBSW—Australian Bank Bill Swap Reference Rate

BUBOR—Budapest Interbank Offered Rate

EURIBOR—Euro Interbank Offered Rate

JIBAR—Johannesburg Interbank Agreed Rate

HIBOR—Hong Kong Interbank Offered Rate

LIBOR—London Interbank Offered Rate

PRIBOR—Prague Interbank Offered Rate

SOR—Swap Offer Rate

STIBOR—Stockholm Interbank Offered Rate

WIBOR—Warsaw Interbank Offered Rate

#	Principal and notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2011.
(b)	Represents a zero coupon bond. Rate shown reflects the effective yield at April 30, 2011.
(c)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(d)	Indicates a security that has been deemed illiquid.
(e)	Indicates a restricted security, the aggregate original cost of such securities is $1,904,242. The aggregate value of $2,078,661 is approximately 1.5% of net assets.
(f)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	33

Portfolio of Investments

as of April 30, 2011 (Unaudited) continued

(g)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(h)	Non-income producing security.
(i)	As of April 30, 2011, two securities representing $703,442 and 0.5% of net assets were fair valued in accordance with the policies adopted by the Board of Directors.
(j)	Other assets in excess of liabilities includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding as of April 30, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2011	Unrealized Appreciation (Depreciation)
	Long Positions:
2	JPN 10 Year Bond	Jun. 2011	$3,447,806	$3,453,122	$5,316
5	Euro-Buxl 30 Year	Jun. 2011	742,110	767,977	25,867
5	AUST. 10 Year Bond	Jun. 2011	565,981	571,480	5,499
7	5 Year U.S. Treasury Notes	Jun. 2011	829,290	829,281	(9)
10	Long Gilt	Jun. 2011	1,939,244	1,990,379	51,135
13	Euro-Bund	Jun. 2011	2,349,040	2,366,822	17,782
15	U.S. Long Bond	Jun. 2011	1,774,721	1,835,625	60,904
16	Euro-Schatz	Jun. 2011	2,549,671	2,542,961	(6,710)
20	Euro-BTP Italian Gov’t. Bond	Jun. 2011	3,175,730	3,233,356	57,626
23	CAN 10 Year Bond	Jun. 2011	2,913,379	2,955,980	42,601
65	Euro-BOBL	Jun. 2011	11,095,681	11,094,720	(961)
	Short Positions:
8	U.S. Ultra Bond	Jun. 2011	1,000,990	1,007,000	(6,010)
38	2 Year U.S. Treasury Notes	Jun. 2011	8,310,732	8,326,750	(16,018)
42	10 Year U.S. Treasury Notes	Jun. 2011	5,055,620	5,087,906	(32,286)

					$204,736

Forward foreign currency exchange contracts outstanding as of April 30, 2011:

Purchase Contracts	Counterparty	Notional Amount		Value at Settlement Date Payable	Value at April 30, 2011	Unrealized Appreciation (Depreciation)
Argentine Peso,
Expiring 01/27/12	Citibank NA	ARS	845,025	$190,000	$189,810	$(190)
Expiring 01/27/12	Citibank NA	ARS	4,147,160	946,300	931,536	(14,764)
Australian Dollar,
Expiring 05/23/11	Citibank NA	AUD	2,785,488	2,927,523	3,044,060	116,537

See Notes to Financial Statements.

34	Visit our website at www.prudentialfunds.com

Purchase Contracts	Counterparty	Notional Amount		Value at Settlement Date Payable	Value at April 30, 2011	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 01/19/12	Citibank NA	BRL	341,757	$190,500	$207,683	$17,183
Expiring 01/19/12	UBS AG	BRL	916,910	507,000	557,198	50,198
Expiring 06/02/11	Citibank NA	BRL	766,135	453,200	486,026	32,826
Expiring 06/02/11	Citibank NA	BRL	1,099,685	658,100	697,627	39,527
Expiring 06/02/11	Citibank NA	BRL	1,693,536	1,033,400	1,074,359	40,959
Expiring 06/02/11	UBS AG	BRL	679,052	431,500	430,782	(718)
Expiring 06/02/11	UBS AG	BRL	1,097,360	651,600	696,152	44,552
British Pound,
Expiring 05/25/11	JPMorgan	GBP	164,972	275,000	275,468	468
Expiring 05/25/11	Morgan Stanley	GBP	2,299,696	3,748,111	3,839,995	91,884
Canadian Dollar,
Expiring 05/20/11	JPMorgan	CAD	5,143,115	5,341,631	5,433,308	91,677
Expiring 05/20/11	Morgan Stanley	CAD	513,430	536,200	542,400	6,200
Chilean Peso,
Expiring 06/08/11	Citibank NA	CLP	127,332,000	262,000	275,226	13,226
Expiring 06/08/11	Citibank NA	CLP	128,609,800	265,000	277,988	12,988
Expiring 06/08/11	Citibank NA	CLP	187,249,950	387,000	404,738	17,738
Expiring 06/08/11	UBS AG	CLP	154,283,525	324,500	333,482	8,982
Expiring 06/08/11	UBS AG	CLP	220,330,250	459,500	476,241	16,741
Chinese Yuan Renminbi,
Expiring 07/06/11	Morgan Stanley	CNY	5,368,324	808,300	832,352	24,052
Expiring 07/06/11	UBS AG	CNY	3,916,863	587,500	607,305	19,805
Expiring 07/06/11	UBS AG	CNY	6,337,438	949,500	982,612	33,112
Expiring 07/06/11	UBS AG	CNY	8,413,973	1,257,600	1,304,576	46,976
Expiring 07/06/11	UBS AG	CNY	8,567,640	1,284,600	1,328,402	43,802
Expiring 03/26/12	UBS AG	CNY	16,977,599	2,641,400	2,685,755	44,355
Colombian Peso,
Expiring 12/06/11	Citibank NA	COP	351,364,000	188,500	197,588	9,088
Expiring 12/06/11	Citibank NA	COP	362,175,690	194,000	203,668	9,668
Expiring 12/06/11	Citibank NA	COP	466,925,000	250,000	262,574	12,574
Expiring 12/06/11	Citibank NA	COP	477,096,500	251,600	268,294	16,694
Expiring 12/06/11	Citibank NA	COP	605,052,500	325,000	340,249	15,249
Expiring 12/06/11	Citibank NA	COP	612,111,600	324,900	344,219	19,319
Expiring 12/06/11	Citibank NA	COP	757,900,500	393,000	426,203	33,203
Expiring 12/06/11	Citibank NA	COP	861,840,000	456,000	484,653	28,653
Expiring 12/06/11	UBS AG	COP	476,440,500	254,000	267,925	13,925
Expiring 12/06/11	UBS AG	COP	607,136,750	331,000	341,422	10,422
Expiring 12/06/11	UBS AG	COP	611,195,750	324,500	343,704	19,204
Expiring 12/06/11	UBS AG	COP	612,358,400	326,000	344,358	18,358
Expiring 12/06/11	UBS AG	COP	854,220,000	460,000	480,368	20,368

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	35

Portfolio of Investments

as of April 30, 2011 (Unaudited) continued

Purchase Contracts	Counterparty	Notional Amount		Value at Settlement Date Payable	Value at April 30, 2011	Unrealized Appreciation (Depreciation)
Czech Koruna,
Expiring 05/24/11	Citibank NA	CZK	57,430,627	$3,372,398	$3,517,283	$144,885
Danish Krone,
Expiring 05/24/11	Morgan Stanley	DKK	2,905,788	553,284	576,798	23,514
Euro,
Expiring 05/24/11	Morgan Stanley	EUR	279,000	402,130	412,958	10,828
Expiring 05/25/11	Citibank NA	EUR	464,683	670,700	687,773	17,073
Expiring 05/25/11	Citibank NA	EUR	470,166	678,003	695,889	17,886
Expiring 05/25/11	Goldman Sachs	EUR	8,003,859	11,447,159	11,846,454	399,295
Expiring 05/25/11	JPMorgan	EUR	471,000	696,181	697,124	943
Expiring 05/25/11	Morgan Stanley	EUR	375,318	536,200	555,505	19,305
Expiring 05/25/11	Morgan Stanley	EUR	945,628	1,354,052	1,399,617	45,565
Expiring 05/25/11	UBS AG	EUR	78,128	113,766	115,637	1,871
Expiring 05/25/11	UBS AG	EUR	464,428	688,400	687,397	(1,003)
Expiring 07/06/11	JPMorgan	EUR	367,440	473,100	543,189	70,089
Hungarian Forint,
Expiring 05/24/11	Citibank NA	HUF	74,785,671	401,645	418,156	16,511
Expiring 05/24/11	Goldman Sachs	HUF	417,052,287	2,198,599	2,331,901	133,302
Expiring 05/24/11	JPMorgan	HUF	112,220,715	603,200	627,470	24,270
Indian Rupee,
Expiring 06/29/11	Goldman Sachs	INR	41,921,443	926,441	936,243	9,802
Indonesian Rupiah,
Expiring 06/30/11	Citibank NA	IDR	16,768,318,260	1,919,011	1,936,070	17,059
Expiring 06/30/11	UBS AG	IDR	5,749,134,000	661,200	663,795	2,595
Israeli New Shekel,
Expiring 05/27/11	Citibank NA	ILS	6,740,050	1,963,926	1,991,114	27,188
Japanese Yen,
Expiring 05/25/11	JPMorgan	JPY	18,962,675	231,700	233,801	2,101
Expiring 05/25/11	JPMorgan	JPY	36,932,950	454,400	455,365	965
Expiring 05/25/11	JPMorgan	JPY	41,118,018	497,400	506,965	9,565
Expiring 05/25/11	JPMorgan	JPY	55,263,040	672,200	681,367	9,167
Expiring 05/25/11	JPMorgan	JPY	55,828,207	688,400	688,335	(65)
Expiring 05/25/11	JPMorgan	JPY	65,130,158	796,900	803,023	6,123
Expiring 05/25/11	JPMorgan	JPY	1,225,758,194	14,875,724	15,113,008	237,284
Expiring 05/25/11	UBS AG	JPY	54,334,125	657,147	669,913	12,766
Malaysian Ringgit,
Expiring 07/11/11	Goldman Sachs	MYR	4,351,616	1,434,520	1,461,399	26,879
Expiring 07/11/11	UBS AG	MYR	1,436,929	480,900	482,562	1,662
Expiring 07/11/11	UBS AG	MYR	2,052,740	685,000	689,369	4,369

See Notes to Financial Statements.

36	Visit our website at www.prudentialfunds.com

Purchase Contracts	Counterparty	Notional Amount		Value at Settlement Date Payable	Value at April 30, 2011	Unrealized Appreciation (Depreciation)
Mexican Nuevo Peso,
Expiring 05/20/11	Citibank NA	MXN	15,440,153	$1,306,034	$1,338,779	$32,745
Expiring 05/20/11	Morgan Stanley	MXN	4,945,507	424,938	428,813	3,875
New Taiwan Dollar,
Expiring 06/14/11	UBS AG	TWD	38,605,318	1,323,800	1,348,575	24,775
Expiring 12/09/11	Morgan Stanley	TWD	37,450,881	1,288,300	1,314,721	26,421
Expiring 12/09/11	Morgan Stanley	TWD	55,590,718	1,891,162	1,951,523	60,361
Expiring 12/09/11	UBS AG	TWD	11,239,083	394,700	394,550	(150)
Expiring 12/09/11	UBS AG	TWD	12,693,501	443,000	445,608	2,608
New Zealand Dollar,
Expiring 05/23/11	Citibank NA	NZD	2,582,681	2,052,302	2,086,713	34,411
Expiring 05/23/11	Morgan Stanley	NZD	422,376	335,300	341,264	5,964
Norwegian Krone,
Expiring 05/24/11	UBS AG	NOK	20,256,241	3,680,813	3,855,367	174,554
Peruvian Nuevo Sol,
Expiring 06/07/11	Citibank NA	PEN	2,790,380	1,005,180	983,146	(22,034)
Philippine Peso,
Expiring 05/09/11	Goldman Sachs	PHP	16,583,514	383,700	387,185	3,485
Expiring 05/09/11	UBS AG	PHP	16,683,885	384,200	389,528	5,328
Expiring 06/03/11	Citibank NA	PHP	44,642,004	1,027,079	1,040,849	13,770
Expiring 06/03/11	UBS AG	PHP	11,778,250	275,000	274,615	(385)
Polish Zloty,
Expiring 05/24/11	JPMorgan	PLN	922,036	344,900	346,469	1,569
Expiring 05/24/11	JPMorgan	PLN	1,110,803	408,900	417,401	8,501
Expiring 05/24/11	JPMorgan	PLN	8,096,570	2,873,437	3,042,405	168,968
Expiring 05/24/11	Citibank NA	PLN	2,628,940	958,432	987,863	29,431
Romanian New Lei,
Expiring 05/24/11	Citibank NA	RON	767,724	274,000	278,182	4,182
Expiring 05/24/11	Citibank NA	RON	3,808,892	1,317,300	1,380,135	62,835
Expiring 05/24/11	UBS AG	RON	766,144	274,000	277,609	3,609
Russian Rouble,
Expiring 06/06/11	Citibank NA	RUB	7,386,269	243,993	268,645	24,652
Expiring 06/06/11	Citibank NA	RUB	7,589,600	265,000	276,041	11,041
Expiring 06/06/11	Citibank NA	RUB	12,034,804	382,300	437,717	55,417
Expiring 06/06/11	Citibank NA	RUB	20,095,276	644,100	730,883	86,783
Expiring 06/06/11	Citibank NA	RUB	61,554,283	1,936,400	2,238,785	302,385
Expiring 07/08/11	Citibank NA	RUB	13,275,240	452,000	481,374	29,374
Expiring 07/08/11	Goldman Sachs	RUB	7,386,269	242,610	267,834	25,224
Expiring 07/08/11	Goldman Sachs	RUB	18,834,102	649,900	682,944	33,044
Expiring 07/28/11	Citibank NA	RUB	11,457,329	413,100	414,707	1,607
Expiring 07/28/11	Citibank NA	RUB	11,516,224	412,000	416,839	4,839
Expiring 08/08/11	Citibank NA	RUB	18,729,538	662,500	677,183	14,683
Expiring 08/08/11	Morgan Stanley	RUB	7,386,269	242,252	267,057	24,805

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	37

Portfolio of Investments

as of April 30, 2011 (Unaudited) continued

Purchase Contracts	Counterparty	Notional Amount		Value at Settlement Date Payable	Value at April 30, 2011	Unrealized Appreciation (Depreciation)
Singapore Dollar,
Expiring 05/23/11	Goldman Sachs	SGD	4,202,627	$3,381,033	$3,433,336	$52,303
Expiring 05/23/11	JPMorgan	SGD	628,939	503,782	513,811	10,029
South African Rand,
Expiring 05/27/11	Citibank NA	ZAR	9,516,370	1,406,804	1,443,627	36,823
South Korean Won,
Expiring 07/21/11	Morgan Stanley	KRW	1,680,645,441	1,536,520	1,559,595	23,075
Expiring 07/21/11	UBS AG	KRW	296,862,500	275,000	275,481	481
Expiring 07/21/11	UBS AG	KRW	2,635,389,141	2,408,112	2,445,573	37,461
Swedish Krona,
Expiring 05/24/11	Goldman Sachs	SEK	18,879,808	2,986,575	3,120,469	133,894
Expiring 05/24/11	JPMorgan	SEK	5,003,278	804,800	826,946	22,146
Expiring 05/25/11	Morgan Stanley	SEK	3,724,680	606,800	615,584	8,784
Swiss Franc,
Expiring 05/24/11	Morgan Stanley	CHF	4,152,244	4,621,759	4,800,992	179,233
Expiring 05/24/11	UBS AG	CHF	241,265	274,000	278,960	4,960
Expiring 05/24/11	UBS AG	CHF	476,980	550,800	551,504	704
Thai Baht,
Expiring 05/09/11	UBS AG	THB	11,808,387	384,200	395,353	11,153
Expiring 05/09/11	UBS AG	THB	15,541,756	506,700	520,348	13,648
Expiring 05/09/11	UBS AG	THB	15,694,882	517,300	525,475	8,175
Expiring 05/09/11	UBS AG	THB	15,806,560	513,200	529,214	16,014
Expiring 05/09/11	UBS AG	THB	19,811,461	651,800	663,301	11,501
Turkish Lira,
Expiring 05/27/11	Goldman Sachs	TRY	4,141,329	2,703,606	2,709,834	6,228

				$136,174,574	$140,326,498	$4,151,924

Sale Contracts	Counterparty	Notional Amount		Value at Settlement Date Receivable	Value at April 30, 2011	Unrealized Appreciation (Depreciation)
Argentine Peso,
Expiring 01/27/12	Citibank NA	ARS	2,277,685	$507,845	$511,614	$(3,769)
Expiring 01/27/12	Citibank NA	ARS	2,714,500	610,000	609,731	269
Brazilian Real,
Expiring 06/02/11	Citibank NA	BRL	434,431	275,900	275,598	302
Expiring 06/02/11	Citibank NA	BRL	636,920	400,000	404,054	(4,054)
Expiring 06/02/11	Citibank NA	BRL	1,091,802	688,400	692,626	(4,226)
Expiring 06/02/11	Citibank NA	BRL	1,801,571	1,059,000	1,142,895	(83,895)
Expiring 06/02/11	UBS AG	BRL	4,363,671	2,672,999	2,768,260	(95,261)
Expiring 06/02/11	UBS AG	BRL	636,751	389,927	403,947	(14,020)
Expiring 01/19/12	UBS AG	BRL	2,302,375	1,250,000	1,399,135	(149,135)

See Notes to Financial Statements.

38	Visit our website at www.prudentialfunds.com

Sale Contracts	Counterparty	Notional Amount		Value at Settlement Date Receivable	Value at April 30, 2011	Unrealized Appreciation (Depreciation)
British Pound,
Expiring 05/25/11	Morgan Stanley	GBP	5,426	$8,801	$9,061	$(260)
Expiring 05/25/11	Morgan Stanley	GBP	170,991	281,600	285,517	(3,917)
Chilean Peso,
Expiring 06/08/11	Citibank NA	CLP	127,926,480	264,000	276,511	(12,511)
Expiring 06/08/11	Citibank NA	CLP	154,283,525	321,090	333,482	(12,392)
Expiring 06/08/11	Citibank NA	CLP	315,265,270	648,894	681,441	(32,547)
Chinese Yuan Renminbi,
Expiring 07/06/11	Citibank NA	CNY	1,808,913	276,275	280,470	(4,195)
Expiring 07/06/11	Morgan Stanley	CNY	3,207,618	473,100	497,337	(24,237)
Expiring 07/06/11	Morgan Stanley	CNY	5,423,918	832,400	840,972	(8,572)
Expiring 07/06/11	Morgan Stanley	CNY	9,044,288	1,392,500	1,402,305	(9,805)
Expiring 07/06/11	UBS AG	CNY	13,119,501	1,986,900	2,034,162	(47,262)
Colombian Peso,
Expiring 05/09/11	Citibank NA	COP	3,923,274,289	2,110,195	2,218,168	(107,973)
Expiring 05/09/11	Citibank NA	COP	616,791,000	345,000	348,726	(3,726)
Expiring 12/06/11	Citibank NA	COP	722,529,000	387,000	406,312	(19,312)
Expiring 12/06/11	Citibank NA	COP	802,911,500	423,700	451,515	(27,815)
Expiring 12/06/11	Citibank NA	COP	1,218,208,200	632,507	685,056	(52,549)
Czech Koruna,
Expiring 05/24/11	Morgan Stanley	CZK	6,767,449	402,130	414,466	(12,336)
Euro,
Expiring 05/24/11	Citibank NA	EUR	279,000	401,645	412,958	(11,313)
Expiring 05/25/11	JPMorgan	EUR	641,520	912,178	949,509	(37,331)
Expiring 05/25/11	Morgan Stanley	EUR	348,646	504,717	516,028	(11,311)
Expiring 05/25/11	Morgan Stanley	EUR	612,476	873,900	906,521	(32,621)
Expiring 05/25/11	Morgan Stanley	EUR	845,000	1,219,268	1,250,678	(31,410)
Expiring 05/25/11	UBS AG	EUR	459,000	657,147	679,363	(22,216)
Hong Kong Dollar,
Expiring 09/22/11	Morgan Stanley	HKD	4,475,500	576,401	576,870	(469)
Expiring 02/07/12	Citibank NA	HKD	3,007,671	387,983	388,123	(140)
Expiring 06/12/12	JPMorgan	HKD	5,348,747	690,379	690,673	(294)
Hungarian Forint,
Expiring 05/24/11	JPMorgan	HUF	122,582,309	657,300	685,405	(28,105)
Indian Rupee,
Expiring 12/23/11	UBS AG	INR	61,919,000	1,300,000	1,336,111	(36,111)
Israeli New Shekel,
Expiring 05/27/11	JPMorgan	ILS	1,414,093	412,000	417,745	(5,745)
Expiring 11/02/11	Barclay Capital	ILS	3,444,700	998,059	1,010,437	(12,378)
Expiring 11/02/11	Barclay Capital	ILS	3,500,000	951,165	1,026,658	(75,493)

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	39

Portfolio of Investments

as of April 30, 2011 (Unaudited) continued

Sale Contracts	Counterparty	Notional Amount		Value at Settlement Date Receivable	Value at April 30, 2011	Unrealized Appreciation (Depreciation)
Japanese Yen,
Expiring 05/25/11	JPMorgan	JPY	57,002,869	$696,181	$702,818	$(6,637)
Expiring 05/25/11	JPMorgan	JPY	27,850,694	335,000	343,386	(8,386)
Expiring 05/25/11	JPMorgan	JPY	56,182,757	684,900	692,706	(7,806)
Expiring 05/25/11	Morgan Stanley	JPY	24,389,402	293,523	300,710	(7,187)
Expiring 05/25/11	Morgan Stanley	JPY	90,708,188	1,100,052	1,118,388	(18,336)
Malaysian Ringgit,
Expiring 07/11/11	UBS AG	MYR	1,203,783	397,000	404,265	(7,265)
Expiring 07/11/11	UBS AG	MYR	1,366,425	450,000	458,885	(8,885)
New Taiwan Dollar,
Expiring 06/14/11	UBS AG	TWD	8,712,426	302,200	304,346	(2,146)
Expiring 06/14/11	UBS AG	TWD	11,458,200	390,000	400,262	(10,262)
Expiring 12/09/11	Citibank NA	TWD	17,871,840	630,400	627,395	3,005
Expiring 12/09/11	Morgan Stanley	TWD	17,896,401	635,300	628,257	7,043
Expiring 12/09/11	UBS AG	TWD	7,439,530	263,160	261,166	1,994
Expiring 12/09/11	UBS AG	TWD	12,693,494	437,029	445,608	(8,579)
Expiring 12/09/11	UBS AG	TWD	15,538,444	547,900	545,480	2,420
Expiring 12/09/11	UBS AG	TWD	17,636,720	617,900	619,141	(1,241)
Expiring 12/09/11	UBS AG	TWD	32,197,108	1,135,300	1,130,286	5,014
New Zealand Dollar,
Expiring 05/23/11	Morgan Stanley	NZD	511,209	402,200	413,039	(10,839)
Norwegian Krone,
Expiring 05/24/11	Citibank NA	NOK	2,942,468	547,900	560,039	(12,139)
Peruvian Nuevo Sol,
Expiring 06/07/11	Citibank NA	PEN	2,790,380	1,007,139	983,146	23,993
Philippine Peso,
Expiring 06/03/11	UBS AG	PHP	20,682,200	476,000	482,215	(6,215)
Russian Rouble,
Expiring 06/06/11	Citibank NA	RUB	13,128,773	443,300	477,505	(34,205)
Expiring 06/06/11	UBS AG	RUB	4,495,491	148,268	163,505	(15,237)
Expiring 06/06/11	UBS AG	RUB	9,222,290	324,500	335,423	(10,923)
Expiring 07/08/11	Citibank NA	RUB	29,978,478	1,038,000	1,087,051	(49,051)
Expiring 07/08/11	Goldman Sachs	RUB	14,836,164	517,300	537,975	(20,675)
Expiring 08/08/11	Citibank NA	RUB	37,891,078	1,311,700	1,369,985	(58,285)
Singapore Dollar,
Expiring 05/24/12	UBS AG	SGD	252,803	205,280	206,716	(1,436)
South African Rand,
Expiring 12/07/11	Morgan Stanley	ZAR	9,449,250	1,290,000	1,392,100	(102,100)
South Korean Won,
Expiring 07/05/11	UBS AG	KRW	365,815,485	333,000	339,803	(6,803)

See Notes to Financial Statements.

40	Visit our website at www.prudentialfunds.com

Sale Contracts	Counterparty	Notional Amount		Value at Settlement Date Receivable	Value at April 30, 2011	Unrealized Appreciation (Depreciation)
Swiss Franc,
Expiring 05/24/11	UBS AG	CHF	962,928	$1,072,400	$1,113,377	$(40,977)
Thai Baht,
Expiring 05/09/11	UBS AG	THB	7,882,190	257,000	263,901	(6,901)
Expiring 05/09/11	UBS AG	THB	9,984,615	331,000	334,292	(3,292)
Expiring 05/09/11	UBS AG	THB	12,793,336	423,200	428,330	(5,130)
Expiring 05/09/11	UBS AG	THB	13,815,000	450,000	462,536	(12,536)
Expiring 05/09/11	UBS AG	THB	16,070,325	529,500	538,045	(8,545)
Turkish Lira,
Expiring 05/27/11	JPMorgan	TRY	420,114	274,000	274,897	(897)
Expiring 05/27/11	Morgan Stanley	TRY	420,154	274,000	274,923	(923)
Expiring 05/27/11	UBS AG	TRY	1,681,140	1,101,500	1,100,036	1,464
Expiring 10/12/11	Citibank NA	TRY	1,500,000	915,695	957,784	(42,089)
Expiring 11/16/11	Citibank NA	TRY	1,000,000	598,086	634,310	(36,224)
Expiring 12/15/11	Morgan Stanley	TRY	2,042,768	1,288,000	1,288,552	(552)

				$53,657,118	$55,223,024	$(1,565,906)

Currency swap agreement outstanding as of April 30, 2011:

Counterparty	Termination Date	Notional Amount (000)		Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Depreciation
Citibank NA(a)	11/13/12	JPY	100,000	1.920%	6 Month LIBOR	$(34,193)	$—	$(34,193)

(a)	The Fund pays a fixed rate based on a notional amount of JPY 100,000,000. The Fund receives a floating rate based on a notional amount of USD $1,197,891.

Interest rate swap agreements outstanding as of April 30, 2011:

Counterparty	Termination Date	Notional Amount (000)#		Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Barclays Bank PLC(a)	04/11/13	SGD	4,500	0.875%	6 Month SOR	$(14,067)	$—	$(14,067)
Barclays Bank PLC(a)	02/14/41	AUD	500	5.860	6 Month BBSW	(10,083)	—	(10,083)
Citibank NA(a)	04/21/13		3,600	0.910	6 Month LIBOR	(4,383)	—	(4,383)
Citibank NA(a)	04/11/16		340	2.406	3 Month LIBOR	(4,849)	—	(4,849)
JPMorgan Chase Bank NA(a)	02/15/21	SEK	4,200	3.845	3 Month STIBOR	(5,237)	—	(5,237)

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	41

Portfolio of Investments

as of April 30, 2011 (Unaudited) continued

Counterparty	Termination Date	Notional Amount (000)#		Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services(a)	02/16/16	SEK	865	2.555%	3 Month LIBOR	$(23,244)	$—	$(23,244)
Barclays Bank PLC(b)	04/11/13		3,600	1.100	6 Month LIBOR	19,074	—	19,074
Barclays Bank PLC(b)	04/19/14	HKD	11,600	1.305	3 Month HIBOR	5,555	—	5,555
Barclays Bank PLC(b)	02/01/18	CHF	800	1.900	6 Month CHF LIBOR	(5,129)	—	(5,129)
Barclays Bank PLC(b)	11/23/20	PLN	7,000	5.340	6 Month WIBOR	(48,339)	—	(48,339)
Barclays Bank PLC(b)	02/02/21	JPY	60,000	1.265	6 Month Yen LIBOR	5,934	—	5,934
Barclays Bank PLC(b)	02/16/21	JPY	96,000	1.365	6 Month Yen LIBOR	20,201	—	20,201
Barclays Bank PLC(b)	02/14/31	AUD	700	6.110	6 Month BBSW	11,466	—	11,466
Citibank NA(b)	02/15/13	MXN	17,100	5.620	28 Day Mexican Interbank Rate	1,398	—	1,398
Citibank NA(b)	04/20/13		3,900	0.825	3 Month LIBOR	6,356	—	6,356
Citibank NA(b)	04/21/13	SGD	4,500	0.755	6 Month SOR	4,316	—	4,316
Citibank NA(b)	03/15/16	CZK	33,300	2.865	6 Month PRIBOR	14,148	—	14,148
Citibank NA(b)	04/11/16		340	2.415	3 Month LIBOR	4,945	—	4,945
Citibank NA(b)	05/17/20	JPY	186,905	1.388	6 Month Yen LIBOR	67,120	—	67,120
Citibank NA(b)	12/20/20	JPY	90,000	1.353	6 Month Yen LIBOR	21,290	—	21,290
Citibank NA(b)	03/17/21	HUF	150,000	7.040	6 Month BUBOR	26,378	—	26,378
Citibank NA(b)	07/21/24	JPY	85,500	1.489	6 Month Yen LIBOR	(7,420)	—	(7,420)
Citibank NA(b)	07/21/30	JPY	101,900	1.781	6 Month Yen LIBOR	(32,138)	—	(32,138)
JPMorgan Chase Bank NA(b)	04/15/13	EUR	3,200	2.420	6 Month EURIBOR	10,467	—	10,467
JPMorgan Chase Bank NA(b)	04/18/13	EUR	3,200	2.413	6 Month EURIBOR	9,356	—	9,356
JPMorgan Chase Bank NA(b)	02/15/16	SEK	7,700	3.575	3 Month STIBOR	2,638	—	2,638
JPMorgan Chase Bank NA(b)	03/02/16	JPY	72,000	0.690	6 Month Yen LIBOR	5,989	—	5,989
JPMorgan Chase Bank NA(b)	04/19/16	EUR	1,600	3.124	6 Month EURIBOR	12,823	—	12,823
JPMorgan Chase Bank NA(b)	11/26/20	ZAR	5,850	7.750	3 Month JIBAR	(19,107)	—	(19,107)
JPMorgan Chase Bank NA(b)	02/07/21	ZAR	6,000	8.500	3 Month JIBAR	28,696	—	28,696
Morgan Stanley Capital Services(b)	03/08/16		445	2.387	3 Month LIBOR	7,433	—	7,433
Morgan Stanley Capital Services(b)	03/23/16		420	2.251	3 Month LIBOR	3,638	—	3,638
Morgan Stanley Capital Services(b)	04/04/16	JPY	75,000	0.624	6 Month Yen LIBOR	2,697	—	2,697

See Notes to Financial Statements.

42	Visit our website at www.prudentialfunds.com

Counterparty	Termination Date	Notional Amount (000)#		Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services(b)	12/10/20	JPY	2,100	4.903%	3 Month LIBOR	$14,124	$—	$14,124
Morgan Stanley Capital Services(b)	12/14/20		1,400	4.910	3 Month LIBOR	7,796	—	7,796

						$139,842	$—	$139,842

(a)	Fund pays the fixed rate and receives the floating rate.
(b)	Fund pays the floating rate and receives the fixed rate.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding as of April 30, 2011:

Counterparty	Termination Date	Notional Amount (000)#(2)	Fixed Rate	Reference Entity/ Obligation	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Corporate Issues—Buy Protection(1):
Barclays Bank PLC	06/20/11	$225	5.000%	Gannett Co., Inc., 6.375%, due 04/01/12	$(2,768)	$(480)	$(2,288)
Citibank NA	03/20/12	600	5.000	XL Capital Ltd., 5.250%, due 09/15/14	(29,049)	(10,798)	(18,251)
Citibank NA	06/20/14	500	1.000	CBS Corp. 4.625%, due 05/15/18	(7,903)	24,673	(32,576)
Credit Suisse International	03/20/15	420	1.000	Toll Brothers Finance Corp., 5.150%, due 05/15/15	6,774	1,911	4,863
Deutsche Bank AG	03/20/12	100	5.000	Gannett Co., Inc., 6.375%, due 04/01/12	(4,518)	(976)	(3,542)
Deutsche Bank AG	06/20/13	600	1.000	Sealed Air Corp., 5.625%, due 07/15/13	(6,466)	5,488	(11,954)
Deutsche Bank AG	09/20/13	260	1.000	Masco Corp., 6.125%, due 10/03/16	1,681	5,879	(4,198)
Deutsche Bank AG	03/20/14	250	7.050	Starwood Hotels & Resorts Holdings, Inc., 7.875%, due 05/01/12	(46,811)	—	(46,811)
Deutsche Bank AG	06/20/14	600	1.000	R.R. Donnelley & Sons Co., 4.950%, due 04/01/14	9,662	30,359	(20,697)
Deutsche Bank AG	03/20/18	250	3.700	American International Group, Inc., 6.250%, due 05/01/36	(28,397)	—	(28,397)

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	43

Portfolio of Investments

as of April 30, 2011 (Unaudited) continued

Counterparty	Termination Date	Notional Amount (000)#(2)	Fixed Rate	Reference Entity/ Obligation	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Corporate Issues—Buy Protection(1) (cont’d.):
Goldman Sachs International	03/20/14	$350	0.700%	Duke Energy Corp., 5.650%, due 06/15/13	$(5,132)	$—	$(5,132)
JPMorgan Chase Bank	06/20/14	510	5.000	SLM Corp., 5.125%, due 08/27/12	(55,161)	62,490	(117,651)
JPMorgan Chase Bank	09/20/16	450	1.000	R.R. Donnelley & Sons Co., 4.950%, due 04/01/14	32,165	43,142	(10,977)
JPMorgan Chase Bank	09/20/19	450	1.000	Westvaco Corp., 7.950%, due 02/15/31	29,157	7,431	21,726

					$(106,766)	$169,119	$(275,885)

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

44	Visit our website at www.prudentialfunds.com

The following is a summary of the inputs used as of April 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Foreign Bonds	$—	$48,434,340	$2,509,317
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	4,976,254	3,556,728
Residential Mortgage-Backed Securities	—	9,234,951	—
Bank Loans	—	1,640,449	—
Commercial Mortgage-Backed Securities	—	9,858,327	—
Corporate Bonds	—	36,734,315	1,260
Municipal Bonds	—	3,634,488	—
U.S. Government Agency Obligations	—	5,182,084	—
U.S. Treasury Securities	—	2,032,972	—
Preferred Stock	111,040	—	—
Affiliated Money Market Mutual Fund	10,984,268	—	—
Options Purchased	—	861,086	—
Other Financial Instruments*
Futures	204,736	—	—
Forward Foreign Currency Contracts	—	2,586,018	—
Currency Swap Agreement	—	(34,193)	—
Interest Rate Swap Agreements	—	139,842	—
Credit Default Swap Agreements	—	(270,753)	(5,132)

Total	$11,300,044	$125,010,180	$6,062,173

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Foreign Bonds	Non- Residential Mortgage- Backed Securities	Bank Loans	Corporate Bonds	Credit Default Swaps
Balance as of 10/31/10	$—	$307,180	$271,500	$—	$—
Realized gain (loss)	—	—	—	—	— **
Change in unrealized appreciation (depreciation)***	353,607	45,247	—	35	(546)
Purchases	—	1,392,295	—	1,225	—
Sales	—	(459,251)	—	—	—
Accrued discount/premium	—	11,960	—	—	—
Transfers into Level 3	2,155,710	2,259,297	—	—	(4,586)
Transfers out of Level 3	—	—	(271,500)	—	—

Balance as of 04/30/11	$2,509,317	$3,556,728	$—	$1,260	$(5,132)

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	45

Portfolio of Investments

as of April 30, 2011 (Unaudited) continued

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
**	The realized loss incurred during the period for the other financial instruments was $1,239.
***	Of which, $398,344 was included in Net Assets relating to securities held at the reporting period end.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there were two bank loans transferred out of Level 3 as a result of no longer using single broker quote and one foreign bond, six non-residential mortgage-backed securities and one credit default swap transferred into Level 3 as of result of using a single broker quote.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2011 was as follows:

Foreign Government Obligations	15.4%
Sovereigns	8.2
Affiliated Money Market Mutual Fund	7.9
Commercial Mortgage-Backed Securities	7.0
Residential Mortgage-Backed Securities	6.6
Non-Residential Mortgage-Backed Securities	6.1
Non-Corporate Foreign Agencies	6.0
Banking	5.8
Media & Entertainment	4.2
U.S. Government Agency Obligations	3.7
Municipal Bonds	2.6
Insurance	2.4
Cable	1.8
Telecommunications	1.8
Metals	1.7
Electric	1.6
Technology	1.6
U.S. Treasury Securities	1.5
Non-Captive Finance	1.4
Building Materials & Construction	1.2
Real Estate Investment Trusts	1.2
Foods	1.0
Lodging	0.9
Capital Goods	0.8
Healthcare & Pharmaceutical	0.7
Paper	0.7
Energy—Integrated	0.6
Energy—Other	0.6
Healthcare Insurance	0.6
Options	0.6
Tobacco	0.6

See Notes to Financial Statements.

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Chemicals	0.5%
Airlines	0.4
Packaging	0.4
Pipelines & Other	0.4
Retailers	0.4
Automotive	0.3
Consumer	0.3
Gaming	0.3
Aerospace & Defense	0.1
Railroads	0.1

100
Other assets in excess of liabilities	— *

Net Assets	100.0%

*	Less than 0.05%.

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2011 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Unrealized appreciation on swap agreements	$26,589		Unrealized depreciation on swap agreements	$302,474
Credit contracts	Premium paid for swap agreements	181,373		Premium received for swap agreements	12,254
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	4,236,737		Unrealized depreciation on forward foreign currency contracts	1,650,719
Foreign exchange contracts	Unaffiliated investments	861,086		—	—
Interest rate contracts	Due from broker—variation margin	266,730	*	Due from broker—variation margin	61,994	*
Interest rate contracts	Unrealized appreciation on swap agreements	313,838		Unrealized depreciation on swap agreements	208,189

Total		$5,886,353			$2,235,630

*	Includes cumulative appreciation/depreciation on futures contracts as reported in Portfolio of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	47

Portfolio of Investments

as of April 30, 2011 (Unaudited) continued

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2011 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Purchased Options	Written Options	Futures	Forward Contracts	Swaps	Total
Credit contracts	$—	$—	$—	$—	$(72,143)	$(72,143)
Foreign exchange contracts	(669,839)	—	—	1,734,279	195	1,064,635
Interest rate contracts	(146,124)	106,693	(1,060,678)	—	(129,410)	(1,229,519)

	$(815,963)	$106,693	$(1,060,678)	$1,734,279	$(201,358)	$(237,027)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value		Purchased Options	Futures	Forward Contracts	Swaps	Total
Credit contracts		$—	$—	$—	$(50,051)	$(50,051)
Foreign exchange contracts		62,779	—	2,052,641	—	2,115,420
Interest rate contracts		—	507,109	—	79,111	586,220

		$62,779	$507,109	$2,052,641	$29,060	$2,651,589

For the six months ended April 30, 2011, the Fund’s average volume of derivative activities are as follows:

Options Purchased (Cost)	Futures Long Positions (Value at Trade Date)	Futures Short Positions (Value at Trade Date)	Forward Currency Contracts- Purchased (Value at Settlement Date Payable)	Forward Currency Contracts-Sold (Value at Settlement Date Receivable)	Currency Swaps (Notional Amount in USD (000))	Interest Rate Swaps (Notional Amount in USD (000))	Credit Default Swaps as Buyer (Notional Amount in USD (000))
$674,316	$38,071,129	$25,193,330	$132,998,671	$45,910,306	$818	$40,995	$5,625

See Notes to Financial Statements.

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Financial Statements

(Unaudited)

APRIL 30, 2011	SEMIANNUAL REPORT

Prudential Global Total Return Fund

Statement of Assets and Liabilities

as of April 30, 2011 (Unaudited)

Assets
Investments at value:
Unaffiliated investments (cost $119,789,789)	$128,767,611
Affiliated investments (cost $10,984,268)	10,984,268
Cash	516,991
Foreign currency, at value (cost $77,340)	77,348
Unrealized appreciation on forward foreign currency contracts	4,236,737
Receivable for investments sold	3,789,440
Dividends and interest receivable	1,428,244
Unrealized appreciation on swap agreements	340,427
Receivable for Fund shares sold	306,929
Premium paid for swap agreements	181,373
Due from broker—variation margin	31,848
Prepaid expenses and other assets	19,528

Total assets	150,680,744

Liabilities
Payable for investments purchased	8,127,952
Unrealized depreciation on forward foreign currency contracts	1,650,719
Unrealized depreciation on swap agreements	510,663
Payable for Fund shares reacquired	203,854
Accrued expenses	140,424
Dividends payable	113,678
Management fee payable	64,292
Distribution fee payable	33,364
Affiliated transfer agent fee payable	16,868
Premium received for swap agreements	12,254

Total liabilities	10,874,068

Net Assets	$139,806,676

Net assets were comprised of:
Common stock, at par	$198,207
Paid-in capital in excess of par	139,681,043

139,879,250
Distributions in excess of net investment income	(3,093,656)
Accumulated net realized loss on investment and foreign currency transactions	(8,565,948)
Net unrealized appreciation on investments and foreign currencies	11,587,030

Net assets, April 30, 2011	$139,806,676

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($120,072,184 ÷ 17,020,627 shares of common stock issued and outstanding)	$7.05
Maximum sales charge (4.50% of offering price)	0.33

Maximum offering price to public	$7.38

Class B
Net asset value, offering price and redemption price per share ($3,205,848 ÷ 454,481 shares of common stock issued and outstanding)	$7.05

Class C
Net asset value, offering price and redemption price per share ($9,336,380 ÷ 1,328,708 shares of common stock issued and outstanding)	$7.03

Class Z
Net asset value, offering price and redemption price per share ($7,192,264 ÷ 1,016,881 shares of common stock issued and outstanding)	$7.07

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	51

Statement of Operations

Six Months Ended April 30, 2011 (Unaudited)

Net Investment Income
Interest (net of foreign withholding taxes of $2,915)	$3,166,540
Affiliated dividend income	7,499
Unaffiliated dividend income	4,484

Total income	3,178,523

Expenses
Management fee	418,541
Distribution fee—Class A	142,124
Distribution fee—Class B	15,053
Distribution fee—Class C	28,930
Transfer agent’s fees and expenses (including affiliated expense of $34,900)	111,000
Custodian’s fees and expenses	109,000
Reports to shareholders	32,000
Registration fees	30,000
Audit fee	27,000
Legal fees and expenses	12,000
Directors’ fees	7,000
Insurance	2,000
Loan interest expense (Note 7)	100
Miscellaneous	4,673

939,421
Less: Expense subsidy (Note 2)	(45,427)

Net expenses	893,994

Net investment income	2,284,529

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	868,981
Foreign currency transactions	2,228,042
Financial futures transactions	(1,060,678)
Swap agreement transactions	(201,358)
Written option transactions	106,693

1,941,680

Net change in unrealized appreciation (depreciation) on:
Investments	(2,256,003)
Foreign currencies	2,059,485
Financial futures contracts	507,109
Swap agreements	29,060

339,651

Net gain on investments	2,281,331

Net Increase In Net Assets Resulting From Operations	$4,565,860

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2011	Year Ended October 31, 2010
Increase (Decrease) In Net Assets
Operations:
Net investment income	$2,284,529	$4,857,125
Net realized gain on investment and foreign currency transactions	1,941,680	8,336,463
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	339,651	3,512,078

Net increase in net assets resulting from operations	4,565,860	16,705,666

Dividends (Note 1)
Dividends from net investment income*
Class A	(9,586,677)	(11,348,569)
Class B	(233,701)	(286,286)
Class C	(490,817)	(427,904)
Class Z	(447,333)	(406,877)

	(10,758,528)	(12,469,636)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	15,735,747	20,668,285
Net asset value of shares issued in reinvestment of dividends	8,188,683	9,487,962
Cost of shares reacquired	(15,901,869)	(21,265,950)

Net increase in net assets from Fund share transactions	8,022,561	8,890,297

Total increase	1,829,893	13,126,327

Net Assets:
Beginning of period	137,976,783	124,850,456

End of period(a)	$139,806,676	$137,976,783

(a) Includes undistributed net investment income of:	$—	$5,380,343

*	Dividends from net investment income include other items that are ordinary income for tax purposes.

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	53

Notes to Financial Statements

(Unaudited)

Prudential Global Total Return Fund, Inc. (the “Fund”), registered under the Investment Company Act of 1940 (“1940 Act”), as amended, is an open-end, non-diversified management investment company. The Fund’s investment objective is to seek total return made up of current income and capital appreciation.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: In valuing the Fund’s assets, quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents at the then current currency value. Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange or market on the day of valuation or, if there was no sale on such a day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sales price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Corporate bonds, U.S. government securities and convertible debt securities traded in the over-the-counter market, including securities listed on exchanges whose primary market is believed to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Future contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or

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estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in open end, non exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of the valuation.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities, which mature in more than sixty days, are valued at fair value.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates

Prudential Global Total Return Fund, Inc.	55

Notes to Financial Statements

(Unaudited) continued

from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from sales and maturities of short-term securities and forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, discount and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Concentration of Risk: The ability of issuers of debt securities (other than those issued or guaranteed by the U.S. Government) held by the Fund to meet its obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. companies as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures transactions.

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The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate between two parties. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Options: The Fund purchased and wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates, with respect to securities which the Fund currently owns or intends to purchase. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the

Prudential Global Total Return Fund, Inc.	57

Notes to Financial Statements

(Unaudited) continued

current market value of the option. If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an over-the-counter option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

With exchange-traded futures and options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange traded futures and options and guarantees the futures and options contracts against default.

Swap Agreements: The Fund entered into credit default, interest rate and currency swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Portfolio of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments and to increase exposure to prevailing market rates by receiving floating rate payments using interest rate swap contracts. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives.

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Currency Swaps: The Fund entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Credit Default Swaps: Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (“credit event”) for the referenced party, typically corporate issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund purchased credit default swaps to provide a measure of protection against defaults of the issuers. The Fund’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the notional value of a credit default swap agreement. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection an agreed upon payment throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively increase investment risk to its portfolio because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund as a seller of protection could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit

Prudential Global Total Return Fund, Inc.	59

Notes to Financial Statements

(Unaudited) continued

event. These potential amounts will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Portfolio of Investments, if applicable, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credits spreads and increasing market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates. In connection with these agreements, securities in the portfolio may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements. As of April 30, 2011, the Fund has not met conditions under such agreements, which give the counterparty the right to call for an early termination.

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Forward currency contracts, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Lower rated or unrated securities are more likely to react to developments affecting market risk (general market liquidity) and credit risk (an issuer’s inability to meet principal and interest payments on its obligations) than are more highly rated securities, which react primarily to movements in the general level of interest rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts on debt securities as adjustments to interest income. Expenses are recorded on the accrual basis. Net investment income or loss (other than distribution fees, which are charged to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund declares dividends from net investment income daily and payment is made monthly. Prior to March 21, 2011, the Fund paid dividends of net investment income quarterly. Distributions of net realized capital and currency gains, if any, are paid annually. Foreign currency losses may reduce the amount of dividends of net investment income. Dividends and distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. Permanent book/tax differences relating to income and gains are reclassified to paid-in capital when they arise.

Taxes: For federal income tax purposes, the Fund is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign interest are recorded, net of reclaimable amounts, at the time the related income is earned.

Prudential Global Total Return Fund, Inc.	61

Notes to Financial Statements

(Unaudited) continued

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those amounts.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of .65% of the Fund’s average daily net assets up to $1 billion and .60% of such assets in excess of $1 billion. The effective management fee rate was .65% for the six months ended April 30, 2011.

PI has voluntarily agreed to reimburse the Fund in order to limit operating expenses (excluding distribution and service (12b-1) fees, interest, taxes, brokerage commissions and certain extraordinary expenses) to 1.10% of the average daily net assets of the Class A, B, C, and Z shares, respectively, which for the six months ended April 30, 2011 amounted to $45,427.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1% and 1% of the average daily net

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assets of the Class A, B, and C shares, respectively. Through February 29, 2012, PIMS has contractually agreed to limit such fees to .25% of the average daily net assets of the Class A shares. Through February 28, 2011, PIMS had contractually agreed to limit such fees to .75% of the average daily net assets of the Class C shares.

PIMS has advised the Fund that it has received $120,828 in front-end sales charges resulting from sales of Class A shares during the six months ended April 30, 2011. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended April 30, 2011, it received $25,365, $4,679 and $1,626 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2 registered under the 1940 Act, as amended, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, excluding short-term investments and U.S. Government securities, for the six months ended April 30, 2011 aggregated $39,532,109 and $42,341,988, respectively.

Prudential Global Total Return Fund, Inc.	63

Notes to Financial Statements

(Unaudited) continued

Transactions in options written during the six months ended April 30, 2011, were as follows:

	Contracts	Premiums Received
Options outstanding at October 31, 2010	—	$—
Options written	40	120,534
Options terminated in closing purchase transactions	(40)	(120,534)
Options expired	—	—

Options outstanding at April 30, 2011	—	$—

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2011 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$133,657,904	$6,807,449	$(713,474)	$6,093,975

The differences between book and tax basis are primarily attributable to the deferred losses on wash sales, deferred losses on foreign currencies and difference in the treatment of amortization of premiums as of the most recent fiscal year end.

For the federal income tax purposes, the Fund had a capital loss carryforward as of October 31, 2010, of approximately $9,773,700, of which $2,252,000 expires in 2014, $279,500 expires in 2015, $4,766,500 expires in 2016 and $2,475,700 expires in 2017. As of October 31, 2010, approximately $5,629,400 of the capital loss carryforward was written off due to expiration. The Fund utilized approximately $1,952,400 of its capital loss carryforward to offset net taxable gains realized in the fiscal year ended October 31, 2010. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward. Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. However, any post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the

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Act. As a result of this ordering rule, capital loss carryforwards related to the taxable years beginning prior to the effective date of the Act may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 4.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a CDSC of 1% during the first 12 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. In addition, under certain limited circumstances, an exchange may be made from Class A, Class B or Class C to Class Z shares of the Fund. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 2 billion authorized shares of common stock at $.01 par value per share, divided equally into Class A, B, C and Z shares.

Prudential Global Total Return Fund, Inc.	65

Notes to Financial Statements

(Unaudited) continued

Class A	Shares	Amount
Six months ended April 30, 2011:
Shares sold	959,116	$6,591,167
Shares issued in reinvestment of dividends	1,122,501	7,302,435
Shares reacquired	(1,738,233)	(11,779,322)

Net increase (decrease) in shares outstanding before conversion	343,384	2,114,280
Shares issued upon conversion from Class B	34,706	238,388
Shares reacquired upon conversion into Class Z	(10,308)	(71,747)

Net increase (decrease) in shares outstanding	367,782	$2,280,921

Year ended October 31, 2010:
Shares sold	1,713,037	$11,908,197
Shares issued in reinvestment of dividends	1,281,011	8,566,590
Shares reacquired	(2,306,028)	(15,789,823)

Net increase (decrease) in shares outstanding before conversion	688,020	4,684,964
Shares issued upon conversion from Class B	50,664	348,663

Net increase (decrease) in shares outstanding	738,684	$5,033,627

Class B
Six months ended April 30, 2011:
Shares sold	93,114	$630,239
Shares issued in reinvestment of dividends	27,991	181,717
Shares reacquired	(78,802)	(534,309)

Net increase (decrease) in shares outstanding before conversion	42,303	277,647
Shares reacquired upon conversion into Class A	(34,783)	(238,388)

Net increase (decrease) in shares outstanding	7,520	$39,259

Year ended October 31, 2010:
Shares sold	222,353	$1,546,827
Shares issued in reinvestment of dividends	33,534	224,146
Shares reacquired	(164,189)	(1,108,733)

Net increase (decrease) in shares outstanding before conversion	91,698	662,240
Shares reacquired upon conversion into Class A	(50,738)	(348,663)

Net increase (decrease) in shares outstanding	40,960	$313,577

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Class C	Shares	Amount
Six months ended April 30, 2011:
Shares sold	675,672	$4,567,383
Shares issued in reinvestment of dividends	59,969	389,235
Shares reacquired	(243,722)	(1,649,898)

Net increase (decrease) in shares outstanding	491,919	$3,306,720

Year ended October 31, 2010:
Shares sold	455,034	$3,190,267
Shares issued in reinvestment of dividends	52,235	347,794
Shares reacquired	(261,183)	(1,774,953)

Net increase (decrease) in shares outstanding	246,086	$1,763,108

Class Z
Six months ended April 30, 2011:
Shares sold	580,098	$3,946,958
Shares issued in reinvestment of dividends	48,240	315,296
Shares reacquired	(290,637)	(1,938,340)

Net increase (decrease) in shares outstanding before conversion	337,701	2,323,914
Shares issued upon conversion from Class A	10,264	71,747

Net increase (decrease) in shares outstanding	347,965	$2,395,661

Year ended October 31, 2010:
Shares sold	560,270	$4,022,994
Shares issued in reinvestment of dividends	52,099	349,432
Shares reacquired	(378,248)	(2,592,441)

Net increase (decrease) in shares outstanding	234,121	$1,779,985

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $750 million for the period December 17, 2010 through December 16, 2011. The Funds pay an annualized commitment fee of 0.10% of the unused portion of the SCA. Prior to December 17, 2010, the Funds had another Syndicated Credit Agreement (the “Expired SCA”) of a $500 million commitment with an annualized commitment fee of 0.15% of the unused portion. Interest on any borrowings under these SCA’s is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund utilized the SCA during the period ended April 30, 2011. The average daily balance for the 7 days that the Fund had loans outstanding during the period was approximately $349,000 at a weighted average interest rate of 1.47%.

Prudential Global Total Return Fund, Inc.	67

Notes to Financial Statements

(Unaudited) continued

Note 8. New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective control for Repurchase Agreements”. The objective of ASU 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. ASU 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

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Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,					Ten Months Ended October 31,		Year Ended December 31,
	2011		2010		2009		2008	2007(b)		2006		2005
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$7.42		$7.20		$5.76		$7.00	$6.69		$6.51		$7.55
Income (loss) from investment operations:
Net investment income	.12		.27		.30		.31	.20		.19		.16
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.10		.66		1 .46		(1.11)	.32		.16		(.74)
Total from investment operations	.22		.93		1 .76		(.80)	.52		.35		(.58)
Less Dividends and Distributions
Dividends from net investment income*	(.59)		(.71)		(.32)		(.44)	(.21)		(.17)		(.40)
Tax return of capital distributions	-		-		-		-	-		-		(.06)
Total dividends and distributions	(.59)		(.71)		(.32)		(.44)	(.21)		(.17)		(.46)
Net asset value, end of period	$7.05		$7.42		$7.20		$5.76	$7.00		$6.69		$6.51
Total Return(c):	3.67%		14.25%		31.42%		(12.19)%	7.81%		5.66%		(7.94)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$120,072		$123,507		$114,554		$97,894	$122,811		$131,477		$151,399
Average net assets (000)	$114,642		$112,110		$103,462		$119,545	$123,600		$139,865		$169,867
Ratios to average net assets(h):
Expenses, including distribution and service (12b-1) fees(d)	1.35%	(e)(f)	1.35%	(e)	1.35%	(e)	1.36% (e)	1.36%	(e)(f)	1.36%	(e)	1.35% (e)
Expenses, excluding distribution and service (12b-1) fees	1.10%	(e)(f)	1.10%	(e)	1.10%	(e)	1.11% (e)	1.11%	(e)(f)	1.11%	(e)	1.10% (e)
Net investment income	3.59%	(e)(f)	3.97%	(e)	4.78%	(e)	4.55% (e)	3.63%	(e)(f)	2.87%	(e)	2.30% (e)
For Class A, B, C and Z shares:
Portfolio turnover rate	60%	(g)	117%		164%		292%	234%	(g)	233%		307%

(a) Calculated based on average shares outstanding during the period.

(b) For the ten month period ended October 31, 2007. The Fund changed its fiscal year end from December 31 to October 31.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares.

(e) The Manager of the Fund has agreed to reimburse the Fund in order to limit operating expenses (excluding interest, taxes and brokerage commissions and certain extraordinary expenses) to 1.35% of the average daily net assets of Class A. If the manager had not reimbursed the Fund, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be 1.42%, 1.17%, and 2.23%, respectively, for the year ended December 31, 2005, 1.42%, 1.17% and 2.81%, respectively, for the year ended December 31, 2006, 1.37%, 1.12% and 3.62%, respectively, for the ten-month period ended October 31, 2007, 1.44%, 1.19% and 4.47%, respectively, for the year ended October 31, 2008, 1.51%, 1.26% and 4.62%, respectively for the year ended October 31, 2009, 1.42%, 1.17% and 3.90%, respectively, for the year ended October 31, 2010 and 1.42%, 1.17% and 3.52%, respectively, for the six months ended April 30, 2011.

(f) Annualized.

(g) Not annualized.

(h) Does not include expenses of the underlying portfolios in which the Fund invests.

* Dividends from net investment income include other items that are ordinary income for tax purposes.

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	69

Financial Highlights

(Unaudited) continued

Class B Shares
	Six Months Ended April 30,		Year Ended October 31,					Ten Months Ended October 31,		Year Ended December 31,
	2011		2010		2009		2008	2007(b)		2006		2005
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$7.41		$7.19		$5.76		$6.98	$6.69		$6 .51		$7.56
Income (loss) from investment operations:
Net investment income	.10		.22		.25		.26	.16		.14		.11
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.09		.66		1.45		(1.10)	.30		.17		(.74)
Total from investment operations	.19		.88		1.70		(.84)	.46		.31		(.63)
Less Dividends and Distributions
Dividends from net investment income*	(.55)		(.66)		(.27)		(.38)	(.17)		(.13)		(.36)
Tax return of capital distributions	-		-		-		-	-		-		(.06)
Total dividends and distributions	(.55)		(.66)		(.27)		(.38)	(.17)		(.13)		(.42)
Net asset value, end of period	$7.05		$7.41		$7.19		$5.76	$6.98		$6.69		$6.51
Total Return(c):	3.32%		13.40%		30.25%		(12.67)%	7.06%		4.90%		(8.60)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,206		$3,312		$2,920		$3,275	$3,508		$3,874		$5,513
Average net assets (000)	$3,035		$3,082		$2,927		$3,957	$3,627		$4,726		$6,792
Ratios to average net assets(f):
Expenses, including distribution and service (12b-1) fees	2.10%	(d)(e)	2.10%	(d)	2.10%	(d)	2.11% (d)	2.11%	(d)(e)	2.11%	(d)	2.10% (d)
Expenses, excluding distribution and service (12b-1) fees	1.10%	(d)(e)	1.10%	(d)	1.10%	(d)	1.11% (d)	1.11%	(d)(e)	1.11%	(d)	1.10% (d)
Net investment income	2.84%	(d)(e)	3.23%	(d)	4.03%	(d)	3.80% (d)	2.86%	(d)(e)	2.09%	(d)	1.54% (d)

(a) Calculated based on average shares outstanding during the period.

(b) For the ten month period ended October 31, 2007. The Fund changed its fiscal year end from December 31 to October 31.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) The Manager of the Fund has agreed to reimburse the Fund in order to limit operating expenses (excluding interest, taxes and brokerage commissions and certain extraordinary expenses) to 2.10% of the average daily net assets of Class B. If the manager had not reimbursed the Fund, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be 2.17%, 1.17%, and 1.47%, respectively, for the year ended December 31, 2005, 2.17%, 1.17% and 2.03%, respectively, for the year ended December 31, 2006, 2.12%, 1.12% and 2.86%, respectively, for the ten-month period ended October 31, 2007, 2.19%, 1.19%, 3.72%, respectively, for the year ended October 31, 2008, 2.26%, 1.26% and 3.87%, respectively, for the year ended October 31, 2009, 2.17%, 1.17% and 3.16%, respectively, for the year ended October 31, 2010 and 2.17%, 1.17% and 2.77%, respectively, for the six months ended April 30, 2011.

(e) Annualized.

(f) Does not include expenses of the underlying portfolios in which the Fund invests.

* Dividends from net investment income include other items that are ordinary income for tax purposes.

See Notes to Financial Statements.

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Class C Shares
	Six Months Ended April 30,		Year Ended October 31,					Ten Months Ended October 31,		Year Ended December 31,
	2011		2010		2009		2008	2007(b)		2006		2005
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$7.39		$7.17		$5.74		$6.97	$6.68		$6.50		$7.55
Income (loss) from investment operations:
Net investment income	.10		.23		.27		.28	.17		.16		.13
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.10		.67		1.45		(1.10)	.31		.17		(.75)
Total from investment operations	.20		.90		1.72		(.82)	.48		.33		(.62)
Less Dividends and Distributions
Dividends from net investment income*	(.56)		(.68)		(.29)		(.41)	(.19)		(.15)		(.37)
Tax return of capital distributions	-		-		-		-	-		-		(.06)
Total dividends and distributions	(.56)		(.68)		(.29)		(.41)	(.19)		(.15)		(.43)
Net asset value, end of period	$7.03		$7.39		$7.17		$5.74	$6.97		$6.68		$6.50
Total Return(c):	3.46%		13.75%		30.73%		(12.51)%	7.29%		5.11%		(8.43)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$9,337		$6,180		$4,236		$3,702	$2,277		$1,056		$1,161
Average net assets (000)	$6,871		$4,563		$3,467		$3,974	$1,279		$1,470		$1,311
Ratios to average net assets(g):
Expenses, including distribution and service (12b-1) fees(d)	1.95%	(e)(f)	1.85%	(e)	1.85%	(e)	1.86% (e)	1.86%	(e)(f)	1.86%	(e)	1.85% (e)
Expenses, excluding distribution and service (12b-1) fees	1.10%	(e)(f)	1.10%	(e)	1.10%	(e)	1.11% (e)	1.11%	(e)(f)	1.11%	(e)	1.10% (e)
Net investment income	3.00%	(e)(f)	3.45%	(e)	4.28%	(e)	4.07% (e)	3.17%	(e)(f)	2.34%	(e)	1.80% (e)

(a) Calculated based on average shares outstanding during the period.

(b) For the ten month period ended October 31, 2007. The Fund changed its fiscal year end from December 31 to October 31.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) The distributor of the Fund had contractually agreed to limit its distribution and service (12b-1) fees to .75% of the average daily net assets of the Class C shares through February 28, 2011.

(e) The Manager of the Fund has agreed to reimburse the Fund in order to limit operating expenses (excluding interest, taxes and brokerage commissions and certain extraordinary expenses) to 1.95% (1.85% through February 28, 2011) of the average daily net assets of Class C. If the manager had not reimbursed the Fund, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be 1.92%, 1.17% and 1.73%, respectively, for the year ended December 31, 2005, 1.93%, 1.18% and 2.27%, respectively, for the year ended December 31, 2006, 1.87%, 1.12% and 3.32%, respectively, for the ten-month period ended October 31, 2007, 1.94%, 1.19% and 3.99%, respectively, for the year ended October 31, 2008, 2.01%, 1.26% and 4.12%, respectively, for the year ended October 31, 2009, 1.92%, 1.17% and 3.38%, respectively, for the year ended October 31, 2010 and 2.02%, 1.17% and 2.93%, respectively, for the six months ended April 30, 2011.

(f) Annualized.

(g) Does not include expenses of the underlying portfolios in which the Fund invests.

* Dividends from net investment income include other items that are ordinary income for tax purposes.

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	71

Financial Highlights

(Unaudited) continued

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,					Ten Months Ended October 31,		Year Ended December 31,
	2011		2010		2009		2008	2007(b)		2006		2005
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$7.44		$7.22		$5.78		$7.02	$6.72		$6.53		$7.56
Income (loss) from investment operations:
Net investment income	.13		.28		.32		.32	.21		.20		0.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.10		.67		1.45		(1.10)	.31		.17		(.74)
Total from investment operations	.23		.95		1.77		(.78)	.52		.37		(.56)
Less Dividends and Distributions
Dividends from net investment income*	(.60)		(.73)		(.33)		(.46)	(.22)		(.18)		(.41)
Tax return of capital distributions	-		-		-		-	-		-		(.06)
Total dividends and distributions	(.60)		(.73)		(.33)		(.46)	(.22)		(.18)		(.47)
Net asset value, end of period	$7.07		$7.44		$7.22		$5.78	$7.02		$6.72		$6.53
Total Return(c):	3.81%		14.49%		31.62%		(11.90)%	7.99%		5.84%		(7.62)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$7,192		$4,978		$3,141		$1,823	$2,163		$2,160		$4,415
Average net assets (000)	$5,300		$3,507		$1,942		$2,147	$2,053		$3,212		$4,901
Ratios to average net assets(f):
Expenses, including distribution and service (12b-1) fees	1.10%	(d)(e)	1.10%	(d)	1.10%	(d)	1.11% (d)	1.11%	(d)(e)	1.11%	(d)	1.10% (d)
Expenses, excluding distribution and service (12b-1) fees	1.10%	(d)(e)	1.10%	(d)	1.10%	(d)	1.11% (d)	1.11%	(d)(e)	1.11%	(d)	1.10% (d)
Net investment income	3.84%	(d)(e)	4.25%	(d)	5.03%	(d)	4.78% (d)	3.86%	(d)(e)	3.06%	(d)	2.55% (d)

(a) Calculated based on average shares outstanding during the period.

(b) For the ten month period ended October 31, 2007. The Fund changed its fiscal year end from December 31 to October 31.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) The Manager of the Fund has agreed to reimburse the Fund in order to limit operating expenses (excluding interest, taxes and brokerage commissions and certain extraordinary expenses) to 1.10% of the average daily net assets of Class Z. If the manager had not reimbursed the Fund, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be 1.17%, 1.17% and 2.48%, respectively, for the year ended December 31, 2005, 1.17%, 1.17% and 3.00%, respectively, for the year ended December 31, 2006, 1.12%, 1.12% and 3.85%, respectively, for the ten-month period ended October 31, 2007, 1.19%, 1.19% and 4.70%, respectively, for the year ended October 31, 2008, 1.26%, 1.26%, 4.88%, respectively, for the year ended October 31, 2009, 1.17%, 1.17% and 4.18%, respectively, for the year ended October 31, 2010 and 1.17%, 1.17% and 3.77%, respectively, for the six months ended April 30, 2011.

(e) Annualized.

(f) Does not include expenses of the underlying portfolios in which the Fund invests.

* Dividends from net investment income include other items that are ordinary income for tax purposes.

See Notes to Financial Statements.

72	Visit our website at www.prudentialfunds.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and, if available, the summary prospectus, contain this and other information about the Fund. An investor may obtain a prospectus and, if available, the summary prospectus, by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and, if available, the summary prospectus, should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Global Total Return Fund, Inc., Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Prudential Global Total Return Fund, Inc.
Share Class	A	B	C	Z
NASDAQ	GTRAX	PBTRX	PCTRX	PZTRX
CUSIP	74439A103	74439A202	74439A301	74439A400

MF169E2    0203253-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Global Total Return Fund, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	June 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date:	June 20, 2011

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	June 20, 2011